Goldman Sachs Funds

TAX-FREE FUNDS

Semiannual Report April 30, 2002

R
SCHOO
INTERSTATE

High current income potential

from portfolios that invest primarily

in municipal securities.

Goldman Sachs

GOLDMAN SACHS TAX-FREE FUNDS

Market Review

Dear Shareholder:

During the six-month reporting period, there have been indications that a global economic recovery is underway. While the overall fixed income markets were essentially flat during this period, they experienced periods of volatility, as investors weighed a number of competing factors affecting the financial markets.

■	The U.S. Economy Turns the Corner — During the six-month period covered by this report, the economy has shown renewed signs of strength. As the period began, the memories of September 11 were still fresh in our minds, and hopes for a quick economic revival appeared unlikely. However, during the fourth quarter of 2001, the U.S. gross domestic product (GDP) grew at an annualized rate of 1.7%. This was largely due to gains in personal consumption, higher government spending, and an increase in net exports. Preliminary figures then showed that the economy expanded at a 5.8% rate during the first quarter of 2002.

The Federal Reserve Board (the “Fed”) held interest rates steady throughout much of the period, and shifted its bias from one of weakness to neutrality. As the period drew to a close, economic data gave rise to concerns that the recovery may be somewhat fragile and a rebound may be sluggish. A decline in consumer confidence, falling durable goods orders, poor performance in the stock markets, and high unemployment rates all contributed to the possibility that the U.S. recovery could be more moderate than was initially expected. In a speech to Congress, Fed Chairman Alan Greenspan implied that he wanted to see more robust economic conditions and a rebound in business investment before raising interest rates.

■	Despite Volatility, a Flat Bond Market —During the six-month period ended April 30, 2002, the overall U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, was basically flat, as it returned –0.01%. Based on this performance, it may appear that the fixed income markets were tranquil, however, this was far from the case. The debt markets gyrated throughout the period, initially falling based on concerns that the Fed would have to raise interest rates sooner rather than later. In January and February of 2002 the market rallied, as many investors sought “safer havens” in the wake of the Enron debacle and falling stock prices. The debt markets were again weak in March of 2002, as positive economic news again led to interest rate concerns. As the period ended, bond prices again rose, as it appeared that the Fed was “on hold” for the immediate future.

We thank you for your investment and look forward to your continued confidence.

Sincerely,

David W. Blood Head, Goldman Sachs Asset Management	Jonathan Beinner CIO, Fixed Income Investments Goldman Sachs Asset Management

May 9, 2002

GOLDMAN SACHS TAX-FREE FUNDS

What Distinguishes Goldman Sachs’
Fixed Income Investing Process?

At Goldman Sachs Asset Management, the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set, to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return as we continue to develop value-added strategies through:

1	RIGOROUS SECURITY SELECTION

■	Assess relative value among sectors (such as mortgages and corporates) and sub-sectors

■	Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio

2	PRECISE PORTFOLIO CONSTRUCTION

■	Team approach to decision making

■	Manage risk by avoiding significant sector and interest rate bets

■	Careful management of yield curve strategies — while closely managing portfolio duration

RESULT

Fixed Income portfolios that:

■	Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yield

■	Capitalize on Goldman Sachs’ industry renowned credit research capabilities

■	Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

FUND BASICS

Short Duration Tax-Free Fund
as of April 30, 2002

PERFORMANCE REVIEW

November 1, 2001–	Fund Total Return	30-Day Taxable	30-Day	Lehman Three-Year
April 30, 2002	(based on NAV)[1]	Equivalent Yield[2]	Standardized Yield[3]	Muni Bond Index[4]

Class A	1.07%	4.67%	2.87%	1.57%

Class B	0.77	3.79	2.33	1.57

Class C	0.70	3.52	2.16	1.57

Institutional	1.27	5.42	3.33	1.57

Service	1.03	4.63	2.84	1.57

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-day Standardized Yield by 1 minus the highest 2002 federal income tax rate of 38.6%.

[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[4]	The Lehman Brothers Three-Year Municipal Bond Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS [5]

For the period ending 3/31/02	Class A	Class B	Class C	Institutional	Service

One Year	1.29%	0.72%	1.59%	3.91%	3.29%

Five Years	N/A	N/A	N/A	4.52	3.94

Since Inception	3.69	3.46	3.12	4.33	3.99

	(5/1/97)	(5/1/97)	(8/15/97)	(10/1/92)	(9/20/94)

[5]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 2% for Class A Shares, the assumed deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO COMPOSITION AS OF 4/30/02[6]

Sector Allocation		Credit Allocation

Revenue Bonds	31.0%	AAA	58.0	%*

Insured Revenue Bonds	25.0	AA	24.0

General Obligations	14.0	A	14.0

Pre-refunded	14.0	BBB	5.0

Insured General Obligations	11.0

VRDN	5.0

[6]	The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.

*	Note: Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated.

PORTFOLIO RESULTS

Short Duration Tax-Free Fund

Dear Shareholder,

We would like to take this opportunity to report on the performance of the Goldman Sachs Short Duration Tax-Free Fund for the six-month period that ended April 30, 2002.

Performance Review

Over the six-month period that ended April 30, 2002, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 1.07%, 0.77%, 0.70%, 1.27%, and 1.03%, respectively. These returns compare to the 1.57% cumulative total return of the Fund’s benchmark, the Lehman Brothers Three-Year Municipal Bond Index.

Municipal Market Performance

During the reporting period, municipals outperformed Treasuries across all portions of the yield curve, as demand outpaced the significant primary market calendar. Supply during the first four months of 2002 was approximately $90 billion, up over 12% versus the same period in 2001. This is particularly notable because issuance in 2001 was 43% above 2000’s annual figure, and second only to 1993 for total issuance. On the demand side, retail investors continued to have substantial interest through both mutual funds and individual bonds.

Portfolio Composition

The Fund continued to maintain an overall portfolio credit quality in the AA range, with an average duration between 2.3 and 2.6 years. Some of the larger allocations in the Fund include the Utility, Health Care, and General Obligation sectors. In addition, the Fund has a large allocation in Pre-refunded Bonds.

Portfolio Highlights

During the past six months, the Fund reduced its exposure to certain New York credits. This was done for a variety of reasons, including the fact that these bonds were trading at very tight spreads, a large amount of New York debt is scheduled to come to market, and an increased level of uncertainty for a number of issues. We will continue to closely monitor spreads in the New York market as the supply calendar unfolds, and potentially increase the Fund’s exposure should the risk/return characteristics appear appropriate.

PORTFOLIO RESULTS

Portfolio Outlook

With event risk and the continued volatility in the equity market, we believe the demand for municipal securities should continue to be robust. In addition, we are entering into a traditionally strong period, with coupon/redemption flow historically very high in June and July (approximately $36 billion in each month). Most of these assets are generally reinvested in the tax-exempt market. Going forward, we expect the supply/demand relationship to remain healthy in the municipal market.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income – Municipal Investment Management Team

May 9, 2002

FUND BASICS

Municipal Income Fund
as of April 30, 2002

PERFORMANCE REVIEW

November 1, 2001–	Fund Total Return	30-Day Taxable	30-Day	Lehman Aggregate
April 30, 2002	(based on NAV)[1]	Equivalent Yield[2]	Standardized Yield[3]	Municipal Bond Index[4]

Class A	0.76%	6.35%	3.90%	1.08%

Class B	0.39	5.44	3.34	1.08

Class C	0.39	5.44	3.34	1.08

Institutional	0.96	7.30	4.48	1.08

Service	0.71	N/A	N/A	1.08

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-day Standardized Yield by 1 minus the highest 2002 federal income tax rate of 38.6%.

[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[4]	The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not include any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[5]

For the period ending 3/31/02	Class A	Class B	Class C	Institutional	Service

One Year	–0.69%	–1.98%	2.15%	4.37%	3.90%

Five Years	4.51	4.29	N/A	N/A	5.46

Since Inception	4.78	4.78	3.97	5.13	5.32

	(7/20/93)	(5/1/96)	(8/15/97)	(8/15/97)	(7/20/93)[6]

[5]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

[6]	Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO COMPOSITION AS OF 4/30/02[7]

Sector Allocation		Credit Allocation

Revenue Bonds	38.0%	AAA	51.0	%*

Insured Revenue Bonds	32.0	AA	17.0

General Obligations	14.0	A	13.0	*

VRDN	9.0	BBB	17.0	*

Insured General Obligations	6.0	BB	1.0

Pre-Refunded	2.0	B	1.0

[7]	The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.

*	Note: Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated.

PORTFOLIO RESULTS

Municipal Income Fund

Dear Shareholder,

We would like to take this opportunity to report on the performance of the Goldman Sachs Municipal Income Fund for the six-month period that ended April 30, 2002.

Performance Review

Over the six-month period that ended April 30, 2002, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 0.76%, 0.39%, 0.39%, 0.96%, and 0.71%, respectively. These returns compare to the 1.08% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index.

Municipal Market Performance

During the reporting period, municipals outperformed Treasuries across all portions of the yield curve, as demand outpaced the significant primary market calendar. Supply during the first four months of 2002 was approximately $90 billion, up over 12% versus the same period in 2001. This is particularly notable because issuance in 2001 was 43% above 2000’s annual figure, and second only to 1993 for total issuance. On the demand side, retail investors continued to have substantial interest through both mutual funds and individual bonds.

Portfolio Composition

The Fund maintained an overall portfolio credit quality in the AA range, with an average duration between 7.2 and 8.2 years. The largest holdings in the Fund were the Utility, Health Care, and General Obligation sectors.

Portfolio Highlights

During the past six months, the Fund reduced its exposure to certain New York credits. This was done for a variety of reasons, including the fact that these bonds were trading at very tight spreads, a large amount of New York debt is scheduled to come to market, and an increased level of uncertainty for a number of issues. We will continue to closely monitor spreads in the New York market as the supply calendar unfolds, and potentially increase the Fund’s exposure should the risk/return characteristics appear appropriate.

PORTFOLIO RESULTS

Portfolio Outlook

With event risk and the continued volatility in the equity market, we believe the demand for municipal securities should continue to be robust. In addition, we are entering into a traditionally strong period, with coupon/redemption flow historically very high in June and July (approximately $36 billion in each month). Most of these assets are generally reinvested in the tax-exempt market. Going forward, we expect the supply/demand relationship to remain healthy in the municipal market.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income – Municipal Investment Management Team

May 9, 2002

FUND BASICS

High Yield Municipal Fund
as of April 30, 2002

PERFORMANCE REVIEW

					Lehman
	Fund	30-Day	30-Day	Lehman	Aggregate
November 1, 2001–	Total Return	Taxable	Standardized	High Yield	Municipal
April 30, 2002	(based on NAV)[1]	Equivalent Yield[2]	Yield[3]	Municipal Index[4]	Bond Index[5]

Class A	2.01%	8.53%	5.24%	2.99%	1.08%

Class B	1.63	7.72	4.74	2.99	1.08

Class C	1.63	7.72	4.74	2.99	1.08

Institutional	2.21	9.59	5.89	2.99	1.08

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2002 federal income tax rate of 38.6%.

[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month- end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[4]	The Lehman Brothers High Yield Municipal Index is an unmanaged index made up of bonds that are non- investment grade, unrated, or rated below Ba1 by Moody’s Investors Services with a remaining maturity of at least one year. The Index does not include any deduction for fees, expenses or taxes.

[5]	The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index does not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[6]

For the period ending 3/31/02	Class A	Class B	Class C	Institutional

One Year	0.59%	–0.69%	3.49%	5.84%

Since Inception	5.34	4.90	7.00	8.28

(4/3/00)

[6]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO COMPOSITION AS OF 4/30/02[7]

Credit Allocation	% of Portfolio

AAA	18.0%

AA	5.0

A	6.0	*

BBB	15.0	*

BB	47.0	*

B	9.0	*

[7]	The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.

*	Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated.

PORTFOLIO RESULTS

High Yield Municipal Fund

Dear Shareholder,

We would like to take this opportunity to report on the performance of the Goldman Sachs High Yield Municipal Fund for the six-month period that ended April 30, 2002.

Performance Review

Over the six-month period that ended April 30, 2002, the Fund’s Class A, B, C, and Institutional Shares generated cumulative total returns, without sales charges, of 2.01%, 1.63%, 1.63%, and 2.21%, respectively. These returns compare to the 2.99% and 1.08% cumulative total returns of the Fund’s benchmarks, the Lehman Brothers High Yield Municipal Index and the Lehman Brothers Aggregate Municipal Bond Index, respectively.

Municipal Market Performance

During the period, municipals outperformed Treasuries across all portions of the yield curve, as demand outpaced the significant primary market calendar. Supply during the first four months of 2002 was approximately $90 billion, up over 12% versus the same period in 2001. This is particularly notable because issuance in 2001 was 43% above 2000’s annual figure, and second only to 1993 for total issuance. On the demand side, retail investors continued to have substantial interest through both mutual funds and individual bonds.

Investment Objective

The Fund seeks a high level of current income that is exempt from regular federal income tax, and invests in securities that may also have the potential for capital appreciation.

Portfolio Composition

The sector and individual security selection in the Fund were the main drivers of performance over the reporting period. The Fund continues to be overweighted in some of the areas that we believe offer the best value, including the Land Secured/Assessment, Health Care, and Utility sectors. We continue to be constructive on the high yield market, while being extremely selective in terms of individual securities.

Portfolio Highlights

The Fund reopened to new investors during the reporting period, as we felt there were significant opportunities in the market. We believe our ability to accept new assets at advantageous times continues to be a major benefit of the Fund and to its shareholders.

PORTFOLIO RESULTS

Portfolio Outlook

With event risk and the continued volatility in the equity market, we believe the demand for municipal securities should continue to be robust. In addition, we are entering into a traditionally strong period, with coupon/redemption flow historically very high in June and July (approximately $36 billion in each month). Most of these assets are generally reinvested in the tax-exempt market. Going forward, we expect the supply/demand relationship to remain healthy in the municipal market.

The Fund is designed to be opportunistic: unlike typical open-end mutual funds, it will continue to open and close based on prevailing market conditions, while offering daily liquidity to existing shareholders.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income – Municipal Investment Management Team

May 9, 2002

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Performance Summary
April 30, 2002 (Unaudited)

The following graph shows the value as of April 30, 2002, of a $10,000 investment made on October 1, 1992 (commencement of operations) in the Institutional Shares of the Goldman Sachs Short Duration Tax-Free Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers Three-Year Municipal Bond Index (“Lehman Three-Year Muni Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Class A, Class B, Class C and Service Shares will vary from the Institutional Shares due to differences in fees and loads.

Short Duration Tax-Free Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested October 1, 1992 to April 30, 2002.

Average Annual Total Return through April 30, 2002	Since Inception	Five Years	One Year	Six Months*

Class A shares (commenced May 1, 1997)
Excluding sales charges	4.31%	4.31%	4.83%	1.07%
Including sales charges	3.90%	3.90%	2.69%	-0.95%

Class B shares (commenced May 1, 1997)
Excluding sales charges	3.67%	3.67%	4.21%	0.77%
Including sales charges	3.67%	3.67%	2.15%	-1.24%

Class C shares (commenced August 15, 1997)
Excluding sales charges	3.34%	n/a	4.15%	0.70%
Including sales charges	3.34%	n/a	3.13%	-0.31%

Institutional shares (commenced October 1, 1992)	4.43%	4.66%	5.25%	1.27%

Service shares (commenced September 20, 1994)	4.13%	4.13%	4.84%	1.03%

*	Not annualized.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – 94.5%

Alabama – 1.9%
Alabama 21st Century Authority RB for Tobacco Settlement Revenue Series 2000 (A/ Aa1)
$600,000	5.25%	12/01/2002	$608,766
2,000,000	5.25	12/01/2005	2,094,740

			$2,703,506

Arizona – 2.9%
Maricopa County School District No. 028 GO Bonds for Kyrene Elementary Capital Appreciation Series 1993 B (FGIC) (AAA/ Aaa)°
$2,000,000	2.94%	01/01/2003	$1,972,560
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Series 2001 A (AA/ Aa2)
2,000,000	5.25	01/01/2006	2,141,920

			$4,114,480

Arkansas – 0.4%
Arkansas State Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB-/Baa3)
$510,000	6.10%	02/01/2004	$520,496

Colorado – 0.8%
Colorado Department of Transportation RANS Series 2001 A (MBIA) (AAA/ Aaa)
$1,000,000	5.50%	06/15/2006	$1,086,360

Florida – 3.7%
Florida State Board of Education GO Bonds for Public Education Series 1998 B (AA+/ Aa2)
$2,000,000	6.00%	06/01/2006	$2,209,940
Jacksonville Florida Sales Tax RB Series 2001 (AMBAC) (AAA/ Aaa)
2,805,000	5.00	10/01/2004	2,966,680

			$5,176,620

Georgia – 3.8%
Atlanta Georgia GO Series 1994 A (AA-/ Aa3)^
$1,000,000	6.13%	12/01/2004	$1,110,020
Georgia State GO Series 1991 A (AAA/ Aaa)
1,000,000	6.10	02/01/2003	1,023,200
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2001 (AA-/ A1)
3,000,000	5.00	07/01/2004	3,148,950

			$5,282,170

Illinois – 3.6%
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
$1,000,000	6.50%	12/01/2006	$1,097,080
Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (ETM) (AAA)
1,500,000	7.00	07/01/2007	1,710,000
Illinois Student Assistance Community Student Loan RB Senior Series 2000 TT (Aaa)
1,000,000	4.90	09/01/2002	1,008,460
Metropolitan Pier and Exposition Authority Hospitality Facilities RB for McCormick Place Series 1996 (ETM) (AAA/ AAA)
1,150,000	5.75	07/01/2006	1,223,600

			$5,039,140

Indiana – 2.3%
Indiana Health Facilities Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
$500,000	5.50%	08/01/2006	$512,200
Indiana Health Facilities Financing Authority Hospital RB for Methodist Hospitals Series 1992 (A1)^
1,200,000	6.75	09/15/2002	1,235,016
Marion County Hospital Authority Facility RB for Methodist Hospitals of Indiana Series 1989 (ETM) (AAA/ Aa3)
1,450,000	6.50	09/01/2013	1,507,058

			$3,254,274

Kansas – 1.8%
Burlington Environmental Improvement RB for KC Power and Light Series 1998 A (BBB/A2)"
$2,500,000	3.25%	08/30/2002	$2,506,975

Kentucky – 2.7%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/ Aaa)§
$1,775,000	0.00/5.25%	10/01/2007	$1,590,932
Kentucky State Property & Building Community RB for Project No. 74 Series 2002 (AA-/ Aa3)
2,000,000	5.25	02/01/2005	2,115,980

			$3,706,912

Louisiana – 3.0%
Louisiana State GO Bonds Series 1998 A (AMBAC) (AAA/Aaa)
$1,850,000	5.50%	04/15/2005	$1,982,312
Louisiana State GO Bonds Series 1994 A (AMBAC) (AAA/Aaa)^
2,080,000	6.00	05/01/2004	2,259,504

			$4,241,816

Maine – 2.2%
Maine Health & Higher Educational Facilities Authority RB Series 1994 B (FSA) (AAA/ Aaa)^
$2,695,000	7.10%	07/01/2004	$3,007,000

Maryland – 1.5%
Montgomery County Maryland GO Bonds for Consolidated Public Improvement Series 2001 (AAA/ Aaa)
$2,000,000	5.00%	02/01/2003	$2,046,900

12       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Massachusetts – 3.8%
Massachusetts Municipal Wholesale Electric Co. RB Series 1992 E (MBIA) (AA/ AAA)^
$1,000,000	6.00%	07/01/2002	$1,027,350
Massachusetts State GO Bonds Series 1993 A (MBIA-IBC) (AAA/ Aaa)
2,000,000	5.25	02/01/2008	2,074,800
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/ Aaa)
2,000,000	5.25	07/01/2009	2,138,200

			$5,240,350

Michigan – 2.2%
Detroit Michigan Series 1995 (FGIC-TCRS) (AAA/ Aaa)
$1,500,000	6.25%	04/01/2005	$1,637,505
Michigan Municipal Bond Authority RB for Clean Water Revolving Fund Series 1998 (AAA/ Aaa)
1,310,000	5.00%	10/01/2004	1,386,137

			$3,023,642

Mississippi – 1.1%
Mississippi State Highway RB Series No. 39 for Four Lane Highway Program Series 1999 (AAA/ Aa1)
$1,500,000	5.00%	06/01/2003	$1,549,680

Missouri – 0.8%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA) (A)
$980,000	5.88%	12/01/2006	$1,051,991

Nevada – 5.1%
Carson City Hospital RB for Tahoe Hospital Project Series 2002 (A)
$2,070,000	5.25%	09/01/2005	$2,170,147
Clark County Airport RB Series 1998 A (MBIA) (AAA/ Aaa)
1,250,000	6.00	07/01/2008	1,398,262
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (AMBAC) (AAA/ Aaa)°
800,000	5.01	01/01/2007	667,808
Nevada State GO Bonds Series 1995 C (AA/ Aa2)
1,475,000	6.50	05/01/2005	1,620,022
Washoe County Gas and Water Facilities RB for Sierra Pacific Power Co. Series 1987 (AMBAC) (AAA/ Aaa)
1,300,000	6.30	12/01/2014	1,337,271

			$7,193,510

New Hampshire – 1.1%
New Hampshire Health and Educational Authority Hospital RB Series 2001 (A3)"
$750,000	5.25%	10/01/2004	$767,677
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (A3)
750,000	6.13	10/01/2013	763,193

			$1,530,870

New Jersey – 5.3%
New Jersey Economic Development Authority RB First Mortgage Keswick Pines Project Series 1993 (AAA/ AAA)^
$1,945,000	8.75%	01/01/2004	$2,176,786
New Jersey Economic Development Authority RB for Market Transition Facility Series 2001 A (MBIA) (AAA/ Aaa)
2,900,000	5.00	07/01/2005	3,079,858
New Jersey Transit Corp. RB for Capital GAN Series 2000 B (AMBAC) (AAA/ Aaa)
2,000,000	5.50	02/01/2005	2,133,400

			$7,390,044

New York – 5.5%
Battery Park City Authority RB Series 1993 A (AAA/ Aa3)
$2,000,000	5.50%	11/01/2010	$2,123,880
Nassau County GO Bonds Series 2000 F (BBB-/ Baa3)
500,000	7.00	03/01/2003	515,825
Nassau County GO Bonds Series 1997 A (FGIC) (AAA/ Aaa)
900,000	5.00	07/01/2004	947,214
New York City IDA Civic Facilities RB for Polytechnical University Project (BBB-/ Baa3)
200,000	5.10	11/01/2005	210,506
250,000	5.20	11/01/2007	264,860
New York City Municipal Water Finance Authority RB for Water and Sewer Systems Series 1993 B (AA/ Aa2)
1,000,000	5.20	06/15/2005	1,056,270
New York GO Bonds Series 1992 A (A/ A2)
1,000,000	6.25	08/01/2003	1,024,630
New York GO Bonds Series 1995 E (A/ A2)
1,465,000	6.50	02/15/2004	1,559,624

			$7,702,809

North Carolina – 2.7%
North Carolina Eastern Municipal Power Agency Revenue Series 1996 A (MBIA) (AAA/ Aaa)
$2,000,000	6.00%	01/01/2006	$2,195,540
North Carolina GO Bonds for Public Improvement Series 2001 A (AAA/ Aaa)
1,000,000	4.50	03/01/2004	1,035,670
North Carolina Municipal Power Agency RB for No. 1 Catawba Electric Revenue Series 1992 (BBB+/ Baa1)
480,000	5.90	01/01/2003	489,816

			$3,721,026

Ohio – 4.3%
Cleveland Ohio Waterworks RB Series 2001 J (AA+/ Aa3)
$1,750,000	5.00%	01/01/2004	$1,818,950
Ohio Air Quality Development Authority RB for Ohio Edison Co. Series 1999 C (BBB-/ Baa2)"
1,000,000	5.80	12/01/2004	1,024,660
Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/ Aa1)
2,000,000	5.00	02/01/2004	2,083,700
Ohio Water Development Authority RB for Safe Water Series 1997 (AMBAC) (AAA/ Aaa)
1,000,000	5.25	12/01/2004	1,067,440

			$5,994,750

The accompanying notes are an integral part of these financial statements.       13

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Oklahoma – 0.6%
Grand River Dam Authority RB Series 1993 (BBB+/ A2)
$750,000	5.75%	06/01/2006	$819,510

Oregon – 2.4%
Marion County GO Bonds for School District No. 103C Woodburn Series 1995 A (FGIC) (AAA/ Aaa)^
$3,100,000	5.65%	11/01/2005	$3,383,526

Pennsylvania – 7.3%
Delaware County IDA PCRB for Peco Energy Co. Project Series 1999 A (BBB+/ A3)"
$500,000	5.20%	10/01/2004	$514,920
Lycoming County Authority Hospital RB for Williamsport Hospital Obligation Group Series 1995 (CONNIE LEE INSURANCE) (AAA)
2,000,000	6.00	11/15/2005	2,196,880
Pennsylvania GO Bonds Series 2002 (AA/ Aa2)
2,000,000	5.00	02/01/2006	2,123,820
Pennsylvania Hills Township GO Bonds Series 1995 (AMBAC) (AAA/ Aaa)
750,000	5.00	12/15/2006	795,278
Philadelphia Water and Wastewater RB Series 1999 (AMBAC) (AAA/ Aaa)
750,000	5.00	12/15/2006	807,217
Sayre Health Care Facilities Authority RB for Guthrie Health Issue Series 2002 B (A-)
370,000	2.40	12/01/2002	370,614
1,020,000	2.75	12/01/2003	1,025,172
Southern Chester County Health & Higher Education Authority Mortgage RB for Medical Center Project Series 1998^
290,000	5.25	06/01/2004	305,622
Southern Chester County Health & Higher Education Authority Mortgage RB for Medical Series 1997 A^
2,000,000	6.30	06/01/2003	2,092,080

			$10,231,603

Puerto Rico – 1.5%
Puerto Rico Commonwealth GO Bonds Series 2002 (A/ Baa1)
$2,000,000	5.00%	07/01/2003	$2,064,500

South Carolina – 0.8%
South Carolina GO Bonds for Capital Improvement Series 2001 B (AAA/ Aaa)
$1,000,000	5.50%	04/01/2005	$1,072,050

Tennessee – 1.3%
Johnson City Health and Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2001 B (Baa2)"
$1,175,000	5.25%	07/01/2004	$1,180,147
Sullivan County Health, Educational & Housing Facilities Board RB for Wellmont Health Systems Project Series 2002 (BBB+)
670,000	5.00	09/01/2003	690,294

			$1,870,441

Texas – 5.8%
Bexar County RB Series 2000 (MBIA) (AAA/ Aaa)
$875,000	5.25%	08/15/2003	$909,921
North East Independent School District GO Bonds Capital Appreciation Series 1985 D (AMBAC-TCRS) (AAA/ Aaa)°
1,365,000	2.77	02/01/2003	1,342,942
Odessa Texas Junior College District RB Series 1995 A (AAA/AAA)^
2,000,000	8.13	06/01/2005	2,358,460
Sabine River Authority PCRB for TXU Electric Co. Project Series 2001 C (BBB+/ Baa2)
1,000,000	4.00	11/01/2003	1,008,130
San Antonio Electric and Gas RB Series 2001 (AA/ Aa1)
1,000,000	5.00	02/01/2004	1,040,980
Titus County Fresh Water RB for Southwestern Electric Power Co. Series 1991 A (A2)
1,445,000	8.20	08/01/2011	1,479,969

			$8,140,402

Utah – 1.3%
Utah Building Ownership Authority Lease RB for Capital Appreciation Series 1998 B (FSA) (AAA/ Aaa)°
$2,000,000	3.67%	05/15/2005	$1,811,520

Virginia – 5.6%
Fairfax County Sewer RB Series 1993 (AMBAC) (AAA/ Aaa)
$2,110,000	5.45%	11/15/2008	$2,244,660
Loudoun County for Public Improvement Series 2001 C (AA+/ Aa1)
1,250,000	5.25	11/01/2006	1,358,738
Virginia College Building Authority Educational Facilities RB for 21st Century College Program Series 1999 (AA/ Aa1)
2,000,000	4.75	02/01/2004	2,075,580
Virginia Commonwealth Transportation Board RANS for Federal Highway Reimbursement Series 2000 (AA+/ Aa2)
1,000,000	5.50	10/01/2006	1,091,350
Winchester IDA Educational Facilities RB for First Mortgage Shenandoah University Series 1994 (AA)^
1,000,000	6.75	10/01/2004	1,119,670

			$7,889,998

Wisconsin – 3.9%
Badger Power Marketing Authority Inc. RB for Transmission Delivery Facilities Series 1993 (AMBAC) (AAA/ Aaa)
$1,450,000	5.30%	10/01/2008	$1,576,889
Wisconsin GO Bonds Series 1992 (AA/ Aa3)
1,300,000	6.10	05/01/2004	1,388,660
Wisconsin GO Bonds Series 2000 A (AA/ Aa3)
2,000,000	5.50	05/01/2005	2,139,800
Wisconsin State Health and Educational Facilities Authority RB for Marshfield Clinic Series 2001 B (BBB+)
340,000	4.75	02/15/2003	343,635

			$5,448,984

14       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Wyoming – 1.5%
Platte County PCRB for Basin Electric Power Series 1994 (AMBAC-TCRS) (AAA/Aaa)
$1,975,000	4.95%	01/01/2006	$2,089,925

TOTAL DEBT OBLIGATIONS
(Cost $130,122,577)			$131,907,780

TOTAL INVESTMENTS
(Cost $130,122,577)			$131,907,780

°	Security is issued with a zero coupon. The interest rate disclosed for this maturity represents effective yield to maturity at date of purchase.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

"	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ACA—Insured by American Capital Access
AMBAC—Insured by American Municipal Bond Assurance Corp.
ETM—Escrow to Maturity
FGIC—Insured by Financial Guaranty Insurance Co.
FSA—Insured by Financial Security Assurance Co.
GAN—Grant Anticipation Note
GO—General Obligation
IDA—Industrial Development Authority
MBIA—Insured by Municipal Bond Investors Assurance
PCRB—Pollution Control Revenue Bond
RANS—Revenue Anticipation Notes
RB—Revenue Bond
TCRS—Transferable Custodial Receipts

Security ratings are unaudited.

The accompanying notes are an integral part of these financial statements.       15

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Performance Summary
April 30, 2002 (Unaudited)

The following graph shows the value as of April 30, 2002, of a $10,000 investment made on August 1, 1993 in Class A Shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Municipal Income Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index (“Lehman Aggregate Muni Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Municipal Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 1, 1993 to April 30, 2002.

Average Annual Total Return through April 30, 2002	Since Inception	Five Years	One Year	Six Months*

Class A shares (commenced July 20, 1993)
Excluding sales charges	5.49%	5.66%	6.80%	0.76%
Including sales charges	4.94%	4.69%	1.96%	-3.76%

Class B shares (commenced May 1, 1996)
Excluding sales charges	5.17%	4.87%	6.00%	0.39%
Including sales charges	5.01%	4.47%	0.82%	-4.63%

Class C shares (commenced August 15, 1997)
Excluding sales charges	4.26%	n/a	6.00%	0.39%
Including sales charges	4.26%	n/a	4.96%	-0.62%

Institutional shares (commenced August 15, 1997)	5.43%	n/a	7.23%	0.96%

Service shares (commenced August 15, 1997)	5.02%	n/a	6.73%	0.71%

*	Not annualized.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – 94.9%

Alaska – 1.1%
Alaska State Housing Finance Corp. Series 1999 A (MBIA) (AAA/ Aaa)
$2,490,000	6.00%	06/01/2049	$2,547,395

Arizona – 2.4%
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
$1,000,000	5.35%	10/01/2022	$765,960
Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
1,795,000	5.85	01/01/2008	1,928,027
Maricopa County United School District RB No. 41 (FSA) (AAA/ Aaa)
2,500,000	6.25	07/01/2015	2,858,550

			$5,552,537

Arkansas – 3.3%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB-/ Baa3)
$5,000,000	7.25%	02/01/2020	$5,356,700
Paragould Sales and Use Tax Series 2001 (AMBAC) (AAA/ Aaa)
1,000,000	5.10	06/01/2018	1,023,300
1,000,000	5.05	06/01/2021	1,023,290

			$7,403,290

California – 3.5%
Abag Finance Authority RB for Non-Profit Corp. San Diego Hospital Association Series 2001 A (BBB+/ Baa1)
$1,000,000	6.13%	08/15/2020	$1,019,150
Abag Finance Authority RB for Non-Profit Corp. Sansum-Santa Barbara Series 2002 A (A+)
1,500,000	5.50	04/01/2021	1,504,875
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)
2,000,000	6.00	07/01/2022	2,006,820
Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
1,070,000	5.25	09/02/2015	1,084,049
Tobacco Securitization Authority for Northern California Tobacco Settlement Asset Backed RB Series 2001 A (A/ A1)
1,000,000	5.25	06/01/2031	948,750
1,000,000	5.38	06/01/2041	918,890
Torrance Hospital RB for Torrance Memorial Medical Center Series 2001 A (A+/ A1)
500,000	6.00	06/01/2022	518,655

			$8,001,189

Colorado – 2.7%
Aurora Centretech Metropolitan District Series 1998 C (LOC) (AA-)"
$2,000,000	4.88%	12/01/2008	$2,067,180
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (BBB+/Baa2)^
500,000	6.50	11/15/2031	522,875
Denver City and County Airport RB Series 2001A (AMT)(FGIC) (AAA/ Aaa)
2,680,000	5.25	11/15/2004	2,827,346
Denver City and County Special Facilities Airport RB for United Air Lines Project Series 1992 A (AMT) (B+/ Caa1)
1,000,000	6.88	10/01/2032	652,500

			$6,069,901

Connecticut – 2.0%
Connecticut State GO Bonds Residual Certificates Series 2001 515 (Aa2)¡
$1,335,000	11.95%	12/15/2013	$1,773,694
Connecticut State GO Bonds Series 2001D (AA/ Aa2)
1,500,000	5.13	11/15/2013	1,596,465
Mashantucket Western Pequot Tribe Prerefunded RB Series 1996 A (ETM) (AAA/ AAA)†
1,000,000	6.50	09/01/2005	1,115,720

			$4,485,879

District of Columbia – 0.8%
District of Columbia RB for Medstar University Hospital Series 2001 D (BBB/ Baa2)"
$1,000,000	6.88%	02/15/2007	$1,056,680
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 A PA 821 (RITES)¡
400,000	11.95	05/15/2024	424,848
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 B PA 821 (RITES)¡
400,000	12.58	05/15/2033	420,664

			$1,902,192

Florida – 3.5%
Celebration Community Development District for Special Assessment Series 2002 A (MBIA) (AAA/ Aaa)
$615,000	5.00%	05/01/2018	$618,887
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA) (AAA/ Aaa)
1,765,000	5.80	05/01/2016	1,926,550
Port Everglades Authority RB Series 1986 (ETM) (AAA/ AAA)
2,785,000	7.13	11/01/2016	3,379,876
Village Center Community Development District Recreational RB Series 2001 A (MBIA) (AAA/ Aaa)
2,090,000	5.00	11/01/2014	2,149,335

			$8,074,648

Georgia – 0.5%
Georgia State GO Bonds Series 1991 A (AAA/ Aaa)
$1,000,000	6.10%	02/01/2003	$1,023,200

Hawaii – 1.7%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/ Aaa)
$3,500,000	6.63%	07/01/2017	$3,912,895

Illinois – 4.2%
Chicago Midway Airport RB Series 1996 A (MBIA) (AAA/ Aaa)
$2500,000	5.50%	01/01/2010	$2,650,200
Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,214,580
Chicago, Illinois Tax Increment for Near South Redevelopment Series 2001 A (ACA) (A)
750,000	5.00	11/15/2011	747,360

The accompanying notes are an integral part of these financial statements.       17

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Illinois – (continued)
Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/ Aaa)
$2,725,000	9.00%	11/01/2016	$3,943,211

			$9,555,351

Indiana – 0.4%
Indiana Health Facility Financing Hospital RB for Community Foundation Northwest Series 2001 A (BBB-)
$1,000,000	6.38%	08/01/2021	$973,050

Kansas – 0.4%
Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
$1,000,000	5.50%	11/15/2025	$983,200

Kentucky – 4.4%
Kenton County Airport Board RB for Delta Airlines Project Series 1992 A (AMT) (BB+/ Ba3)
$3,000,000	7.13%	02/01/2021	$2,929,890
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/ Aaa)§
3,250,000	0.00/6.00	10/01/2018	2,807,220
Kentucky State Property and Buildings Commission RB Project No. 74 Series 2002 (FSA) (AAA/ Aaa)
2,000,000	5.38	02/01/2013	2,155,480
Nelson County Industrial Building RB for Mabex Universal Corp. Project Series 1995 (AMT) (LOC) (Aa3)
875,000	6.50	04/01/2005	926,861
Russell RB Series 2000 PA 803 (RITES)¡
1,000,000	7.76	11/15/2005	1,172,880

			$9,992,331

Louisiana – 0.8%
New Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/ Aaa)
$1,670,000	5.95%	11/01/2015	$1,801,696

Maine – 0.2%
Maine Educational Loan Authority RB Series 1992 A-1 (AMT) (AAA)
$460,000	6.80%	12/01/2007	$474,564

Maryland – 0.9%
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
$500,000	5.60%	07/01/2020	$520,180
1,000,000	5.70	07/01/2029	1,025,830
Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.50	06/01/2032	481,560

			$2,027,570

Massachusetts – 3.2%
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/ Aaa)
$3,000,000	4.50%	11/01/2015	$2,957,430
Massachusetts State Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A-)
500,000	6.00	07/01/2031	483,325
Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/ Aaa)
3,750,000	5.25	07/01/2012	3,921,413

			$7,362,168

Michigan – 5.4%
Detroit GO Bonds Series 1995 (FGIC) (TCRS) (AAA/ Aaa)
$3,250,000	6.25%	04/01/2005	$3,547,927
Lansing Community College GO Bonds Series 2002 (FGIC) (AAA/ Aaa)
1,525,000	5.50	05/01/2015	1,642,212
Lincoln GO Bonds for Consolidate School District Series 2001 (AAA/ Aaa)
1,425,000	5.50	05/01/2013	1,544,957
Michigan Hospital Finance Authority RB for Trinity Health Series 2000 A (AA-/ Aa3)
2,500,000	5.50	12/01/2002	2,548,525
Michigan Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/ Aaa)
2,000,000	6.13	11/15/2023	2,120,820
Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.38	06/01/2017	985,000

			$12,389,441

Mississippi – 0.8%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/ Ba1)
$1,950,000	5.88%	04/01/2022	$1,868,783

Missouri – 1.3%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
$1,800,000	6.25%	12/01/2021	$1,886,202
Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/ Aaa)
1,000,000	5.50	12/01/2015	1,073,150

			$2,959,352

Nevada – 4.3%
Carson City Hospital RB for Tahoe Hospital Project Series 2002 (A)
$2,000,000	5.65%	09/01/2022	$1,936,060
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/ Aaa)
2,500,000	6.00	07/01/2014	2,753,575
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/ Aaa)^
2,500,000	5.63	01/01/2032	2,568,925
Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)^
1,585,000	6.38	01/01/2010	1,832,323
Washoe County Water Facility RB for Sierra Pacific Power Co. Series 2001 (AMT) (B+/ B1)"
750,000	5.75	05/01/2003	724,575

			$9,815,458

18       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

New Hampshire – 3.1%
New Hampshire Health and Educational Authority Hospital RB Series 2001 (A3)"
$2,250,000	5.25%	10/01/2004	$2,303,033
New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A-)
500,000	6.00	07/01/2022	483,925
New Hampshire Higher Educational and Health Facilities Authority RB for 1st Mortgage River Woods at Exeter Series 1993 (AAA/AAA)^
2,845,000	9.00	03/01/2003	3,092,515
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (A3)
1,250,000	6.13	10/01/2013	1,271,987

			$7,151,460

New Jersey – 0.2%
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center Healthcare Series 2002 (BBB-/Baa3)
$500,000	6.50%	07/01/2021	$500,265

New Mexico – 4.1%
Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
$3,000,000	5.88%	06/01/2023	$3,131,310
Farmington PCRB Public Service Co. New Mexico San Juan Project Series 1997 D (BBB-/Baa3)
2,760,000	5.80	04/01/2022	2,711,314
Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB-/Baa3)
3,530,000	6.38	04/01/2022	3,575,007

			$9,417,631

New York – 5.0%
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BBB-/Baa3)
$1,250,000	6.00%	11/01/2020	$1,300,800
New York City Transitional Financial Authority RB Future Tax Secured Series 2000 B (AA+/Aa2)
1,910,000	6.00	11/15/2024	2,053,384
New York City Trust Cultural Resources RB for Museum of American Folk Art Series 2000 (ACA) (A)
250,000	6.00	07/01/2022	259,845
New York GO Bonds Series 1996 G (A/A2)
3,900,000	5.75	02/01/2014	4,086,576
New York GO Bonds Series 1997 J (A/A2)
2,000,000	6.00	08/01/2017	2,116,360
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.50	11/01/2014	1,663,050

			$11,480,015

North Carolina – 2.2%
Guilford County GO Bonds Series 2000 B (AAA/Aa1)
$1,750,000	5.25%	10/01/2015	$1,856,155
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.50	11/01/2025	3,069,780

			$4,925,935

North Dakota – 0.9%
Mercer County PCRB for Basin Electric and Power Series 1995-2 (AMBAC) (AAA/Aaa)
$2,000,000	6.05%	01/01/2019	$2,144,720

Ohio – 3.3%
Cleveland Cuyahoga County Port Authority RB for Rock and Roll Hall of Fame Series 1997 (BBB/Fitch)
$600,000	5.45%	12/01/2005	$616,428
Ohio Air Quality Development Authority RB for Ohio Edison Co. Project Series 1988 A (BBB-/Baa2)"
1,000,000	4.85	02/01/2003	1,007,430
Ohio Air Quality Development Authority RB for Ohio Edison Co. Series 1999 C (BBB-/Baa2)"
2,500,000	5.80	12/01/2004	2,561,650
Ohio State GO Bonds for Highway Capital Improvements Series 2000 E (AAA/Aa1)
3,000,000	5.50	05/01/2007	3,277,620

			$7,463,128

Oregon – 0.9%
Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002 (BBB)
$2,000,000	6.13%	09/01/2022	$1,997,220

Pennsylvania – 3.7%
Delaware County IDA PCRB for Peco Energy Co. Project Series 1999 A (BBB+/A3)"
$1,250,000	5.20%	10/01/2004	$1,287,300
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
2,000,000	6.25	11/01/2031	1,981,660
Pennsylvania GO Bonds Series 2000 (AA/Aa2)
3,000,000	5.25	10/15/2003	3,132,030
Philadelphia Water and Wastewater RB Series 2001 B (FGIC) (AAA/Aaa)
1,985,000	5.25	11/01/2014	2,112,794

			$8,513,784

Puerto Rico – 1.1%
Puerto Rico Commonwealth Highway and Transportation Authority RB Series 1996 Y (XLCA) (AAA)
$2,500,000	5.00%	07/01/2036	$2,460,450

Tennessee – 5.4%
Bradley County Industrial Development Board RB for Olin Corp. Project Series 2002 C (BBB/Baa3)
$1,500,000	6.63%	11/01/2017	$1,520,250
Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
2,000,000	6.25	07/01/2015	2,290,540
Johnson City Health and Educational Facilities Board Hospital RB First Mortgage Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.25	07/01/2016	3,419,340
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (A2)
1,070,000	6.00	10/01/2009	1,139,090
Shelby County Health Educational and Housing Facilities Board Hospital RB for Methodist Healthcare Series 2002 (BBB+/Baa1)
1,000,000	6.00	09/01/2020	956,670

The accompanying notes are an integral part of these financial statements.       19

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Tennessee – (continued)
Sullivan County Health Educational and Housing Facilities Board RB for Wellmont Health Systems Project Series 2002 (BBB+)
$435,000	5.00%	09/01/2004	$448,263
Sullivan County Health Educational and Housing Facilities Board RB for Wellmont Health Systems Project Series 2002 (BBB+)
300,000	5.25	09/01/2005	310,425
Tennessee Housing Development Agency for Homeownership Program 1 Series 2000 (AMT) (AA/ Aa2)
2,130,000	5.85	07/01/2011	2,251,985

			$12,336,563

Texas – 6.2%
Brazos River Authority PCRB for TXU Electric Co. Series 1994 A (AMT) (BBB+/ Baa2)"
$1,300,000	4.90%	05/01/2003	$1,316,484
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 D (AMT) (BBB+/Baa2)"
1,700,000	4.25	11/01/2003	1,707,089
Gregg County Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA)
3,000,000	6.38	10/01/2025	3,171,240
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa2)
1,000,000	6.65	04/01/2032	1,040,910
Harris County Hospital District RB (MBIA) (AAA/Aaa)
2,050,000	6.00	02/15/2016	2,237,206
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (Baa3)
1,300,000	6.63	01/01/2011	1,358,916
Sabine River Authority PCRB for TXU Electric Co. Project Series 2001 C (BBB+/Baa2)"
2,300,000	4.00	05/01/2028	2,318,699
Waxahachie Independent School District GO Bonds Series 2000 (PSF) (Aaa)°
1,855,000	6.25	08/15/2013	1,043,345

			$14,193,889

Vermont – 1.0%
Vermont State Student Assistance Corp. Education Loan RB for Finance Program Series 1993 D (FSA) (AMT) (AAA/Aaa)
$2,000,000	9.50%	12/15/2005	$2,359,440

Virginia – 1.4%
Loudoun County GO Bonds for Public Improvement Series 2001 C (AA+/Aa1)
$2,910,000	5.25%	11/01/2006	$3,163,141

Washington – 4.60%
Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
$2,500,000	6.35%	07/01/2028	$2,726,725
King County Sewer RB Series 1999-2 (FGIC) (AAA/Aaa)
3,965,000	6.25	01/01/2016	4,428,469
Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA, FHLMC, GNMA) (Aaa)
750,000	5.70	06/01/2016	767,985
Washington Public Power Supply System RB for Nuclear Project No. 2 Series 1996 A (AMBAC) (AAA/Aaa)
2,500,000	5.70	07/01/2011	2,670,650

			$10,593,829

Wisconsin – 3.7%
Wisconsin State GO Bonds Series 1999 C (AA/Aa3)^
$5,380,000	6.25%	05/01/2010	$6,205,238
Wisconsin State Transportation RB Series 2000 A (FGIC) (AAA/Aaa)
2,000,000	5.50	07/01/2014	2,208,480

			$8,413,718

U. S. Virgin Islands – 0.3%
Tobacco Settlement Financing Corp. RB for Virgin Island Asset Backed Bonds Series 2001 (A3)
$600,000	5.00%	05/15/2031	$550,500

TOTAL DEBT OBLIGATIONS
(Cost $207,728,168)			$216,841,778

Short Term Investments – 5.9%

Illinois – 2.9%
Illinois Health Facilities Authority RB VRDN for Elmhurst Memorial Health System Series 1998 A (A2/VMIG1)#
$6,660,000	1.46%	05/01/2002	$6,660,000

Texas – 0.9%
Harris County Health Facilities Development Corp. RB VRDN for Methodist Hospital Series 1997 (AA/A-1+)#
$2,000,000	1.70%	05/01/2002	$2,000,000

Wisconsin – 2.1%
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 A (MBIA) (AAA/Aaa)#
$2,500,000	1.68%	05/01/2002	$2,500,000
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 B (MBIA) (AAA/Aaa)#
2,390,000	1.56	05/01/2002	2,390,000

			$4,890,000

TOTAL SHORT TERM INVESTMENTS
(Cost $13,550,000)			$13,550,000

TOTAL INVESTMENTS
(Cost $221,278,168)			$230,391,778

20       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,115,720; which represents 0.5% of net assets as of April 30, 2002.

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2002.

¡	Inverse variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2002.

°	Security is issued with a zero coupon. The interest rate disclosed for this security represents effective yield to maturity at date of purchase.

"	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are next reset date.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ACA—Insured by American Capital Access
AMBAC—Insured by American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
ETM—Escrow to Maturity
FGIC—Insured by Financial Guaranty Insurance Co.
FHLMC—Insured by Federal Home Loan Mortgage Corp.
FNMA—Insured by Federal National Mortgage Association
FSA—Insured by Financial Security Assurance Co.
GNMA—Insured by Government National Mortgage Co.
GO—General Obligation
IDA—Industrial Development Authority
LOC—Letter of Credit
MBIA—Insured by Municipal Bond Investors Assurance
MF Hsg.—Multi-Family Housing
PCRB—Pollution Control Revenue Bond
PSF—Guaranteed by Permanent School Fund
RB—Revenue Bond
RITES—Residual Interest Tax Exempt Securities
TCRS—Transferable Custodial Receipts
VRDN—Variable Rate Demand Note
XLCA—Insured by XL Capital Assurance

Security ratings are unaudited.

The accompanying notes are an integral part of these financial statements.       21

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Performance Summary
April 30, 2002 (Unaudited)

The following graph shows the value as of April 30, 2002, of a $10,000 investment made on April 3, 2000 (commencement of operations) in the Institutional Shares of the Goldman Sachs High Yield Municipal Fund. For comparative purposes, the performance of the Fund’s benchmarks, the Lehman Brothers Aggregate Municipal Bond Index and Lehman Brothers High Yield Municipal Index (“Lehman Aggregate Muni Bond Index and Lehman High Yield Muni Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Class A, Class B and Class C Shares will vary from the Institutional Shares due to differences in fees and loads.

High Yield Municipal Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested April 3, 2000 to April 30, 2002.

Average Annual Total Return through April 30, 2002	Since Inception	One Year	Six Months*

Class A shares (commenced April 3, 2000)
Excluding sales charges	8.27%	7.33%	2.01%
Including sales charges	5.90%	2.47%	-2.60%

Class B shares (commenced April 3, 2000)
Excluding sales charges	7.46%	6.53%	1.63%
Including sales charges	5.97%	1.27%	-3.45%

Class C shares (commenced April 3, 2000)
Excluding sales charges	7.46%	6.53%	1.63%
Including sales charges	7.46%	5.48%	0.61%

Institutional shares (commenced April 3, 2000)	8.70%	7.76%	2.21%

*	Not annualized.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – 96.3%

Alaska – 0.1%
Northern Tobacco Securitization Corporate Settlement RB for Asset Backed Bonds Series 2001 (A+/ Aa3)
$1,000,000	5.50%	06/01/2029	$932,170

Arizona – 1.7%
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
$1,500,000	5.35%	10/01/2022	$1,148,940
Maricopa County PCRB for El Paso Electric-E-RMK 8/24/00 Series 1984 (BB+/ Ba1)
350,000	6.15	08/01/2002	351,831
Maricopa County PCRB Series 2000 PA 768 (RITES)"
4,000,000	11.84	08/01/2002	4,053,200
Pima County IDA RB for Tuscon Electric Power Co. Project Series 1997 B (B+/ Ba3)
6,000,000	6.00	09/01/2029	5,842,740
Scottsdale IDA Hospital RB for Scottsdale Healthcare Series 2001 (BBB+/ A3)
3,000,000	5.80	12/01/2031	2,942,340

			$14,339,051

California – 10.5%
Abag Finance Authority RB for Nonprofit Corps. Santa Barbara Series 2002 A (A+)
$2,000,000	5.50%	04/01/2021	$2,006,500
2,750,000	5.60	04/01/2026	2,752,640
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
1,445,000	5.75	12/01/2030	1,461,805
California Educational Facilities Authority RB for LA College of Chiropractic Series 1997 (Ba1)
2,310,000	5.60	11/01/2017	2,232,800
California Educational Facilities Authority RB for Pepperdine University Series 2000 (A1)
6,000,000	5.75	09/15/2030	6,308,880
California PCRB for Pacific Gas and Electric Co. Series 1993 B (AMT) (CCC/ B3)
695,000	5.85	12/01/2023	644,237
California Special Districts Finance Program COPS Series 2001 NN (MBIA) (AAA/ Aaa)
2,230,000	5.00	09/01/2019	2,237,627
California Statewide Community Development Authority RB for Escondido Charter High School Project Series 2001
2,615,000	7.50	08/01/2023	2,627,735
California University Fresno Association Inc. RB for AUX Organization Event Center Series 2002 (Ba1)
1,100,000	6.75	07/01/2022	1,098,922
California University Fresno Association Inc. RB for AUX Organization Event Center Series 2002 (Baa3)
2,750,000	6.00	07/01/2026	2,747,552
3,250,000	6.00	07/01/2031	3,241,550
Chula Vista Community Facilities District RB No. 99-1-Otay Series 2000
1,225,000	7.63	09/01/2029	1,339,783
Contra Costa County Improvement Bond Act 1915 for Alfred Nobel Reassessment District No. 01-1 Series 2001
1,000,000	5.95	09/02/2016	1,001,080
Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 A
880,000	6.75	10/01/2020	902,643
1,180,000	7.20	10/01/2025	1,211,789
Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 B (LOC)
1,675,000	7.20	10/01/2025	1,737,042
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.88	07/01/2020	2,349,968
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
2,000,000	7.00	09/02/2030	2,068,060
Los Angeles Community College District GO Bonds Series 2001 II-R-71-A (MBIA)¡
1,665,000	10.89	02/01/2009	2,121,726
Los Angeles Community College District GO Bonds Series 2001 II-R-71-B (MBIA)¡
1,670,000	10.93	02/01/2009	2,108,108
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease LA International Series 2002 A1 (BB/ B1)
2,000,000	7.13	12/01/2024	1,940,900
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease LA International Series 2002 A2 (BB/ B1)
1,945,000	7.50	12/01/2024	1,894,430
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease Terminal 6 Series 1999 (AMT) (BB-/ B3)
8,750,000	5.65	08/01/2017	7,448,087
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (BB/ B1)
1,000,000	6.00	12/01/2002	999,550
1,000,000	6.13	12/01/2003	997,790
3,000,000	6.13	12/01/2007	2,870,100
5,000,000	7.00	12/01/2012	4,835,000
19,000,000	7.50	12/01/2024	18,507,140
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.75	09/01/2025	1,484,670
Orange County Community Facilities District Special Tax for No. 1 Ladera Ranch Series 2000 A
1,000,000	6.20	08/15/2023	1,008,150
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
1,125,000	5.25	09/02/2016	1,132,807
1,185,000	5.25	09/02/2017	1,193,224
Richmond Improvement Bond Act. 1915 for Special Assessment Improvement District No. 99-1 Series 2000
500,000	7.00	09/02/2017	516,035

The accompanying notes are an integral part of these financial statements.       23

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

California – (continued)
San Leandro Community Facilities District No. 1 Special Tax Series 2000
$1,690,000	6.40%	09/01/2019	$1,739,196
Soledad Improvement Bond Act 1915 for Special Assessment District No.1 The Vineyards Series 2000
2,000,000	7.25	09/02/2030	2,010,760

			$90,778,286

Colorado – 3.0%
Colorado City and County Airport RB Series 2001 B (FGIC) (AAA/ Aaa)
$5,000,000	5.50%	11/15/2014	$5,352,050
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (BBB+/ Baa2)
1,000,000	6.50	11/15/2031	1,045,750
Denver City and County Special Facilities Airport RB for United Air Lines Project Series 1992 A (AMT) (B+/ Caa1)
1,620,000	6.88	10/01/2032	1,057,050
McKay Landing Metropolitan GO Bonds District No. 2 Series 2000
1,500,000	7.50	12/01/2019	1,593,060
Northwest Parkway Public Highway Authority RB for First Tier Subordinate Series 2001 D (BB+/ Ba1)
3,500,000	7.13	06/15/2041	3,573,115
Saddle Rock South Metropolitan GO Bonds Mill Levy Obligation Series 2000
3,000,000	7.20	12/01/2019	3,168,510
Vista Ridge Metropolitan District GO Bonds Series 2001
10,000,000	7.50	12/01/2031	10,358,600

			$26,148,135

Connecticut – 0.9%
Connecticut GO Bonds for Residual Certificates Series 2001 515 (Aa2)¡
$3,485,000	11.95%	12/15/2013	$4,630,205
Connecticut Health and Educational Facility Authority RB for Bristol Hospital Series 2002 B (Radian) (AA)
605,000	4.30	07/01/2007	616,852
445,000	4.50	07/01/2008	454,025
485,000	4.60	07/01/2009	493,255
515,000	4.70	07/01/2010	523,765
315,000	4.80	07/01/2011	320,906
Connecticut Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Baa1)
695,000	5.88	07/01/2022	623,297

			$7,662,305

District of Columbia – 2.3%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (GNMA/ FNMA) (AAA)
$4,470,000	6.35%	06/01/2028	$4,695,422
District of Columbia RB for Medstar University Hospital Series 2001 D (BBB/ Baa2)"
11,000,000	6.88	02/15/2007	11,623,480
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 A PA 821 (RITES)¡
800,000	11.95	05/15/2024	849,696
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 B PA 821 (RITES)¡
2,400,000	12.58	05/15/2033	2,523,984

			$19,692,582

Florida – 28.9%
Beacon Tradeport Community Development District RB Special Assessment Project Series 2002 A (AA)
$2,000,000	5.25%	05/01/2016	$2,054,920
Bonita Springs Vasari Community Development District RB for Capital Improvements Series 2001 A
5,000,000	6.95	05/01/2032	5,052,050
Bonnet Creek Resort Community Development District Special Assessment BANS Series 2001
8,000,000	6.50	12/19/2002	8,005,520
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2000 A
6,000,000	7.00	05/01/2031	6,230,340
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2000 B
2,845,000	6.60	05/01/2007	2,929,155
Capital Region Community Development District RB for Capital Improvement Series 2002 A
9,910,000	6.70	05/01/2032	10,000,379
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,585,000	6.70	05/01/2031	1,611,057
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,000,000	6.85	05/01/2031	2,032,620
Capital Trust Agency RB for Seminole Tribe Convention Series 2002 A
8,500,000	10.00	10/01/2033	8,513,175
Celebration Community Development District for Special Assessment Series 2002 A (MBIA) (AAA/ Aaa)
1,400,000	5.00	05/01/2020	1,391,670
Cory Lakes Community Development District for Special Assessment Series 2001 A
630,000	8.38	05/01/2017	674,131
Cory Lakes Community Development District for Special Assessment Series 2001 B
1,460,000	8.38	05/01/2017	1,513,918
Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
5,920,000	7.05	05/01/2015	6,290,118
Fishhawk Community Development District Special Assessment Series 2000
3,000,000	6.65	05/01/2007	3,088,590
Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
5,915,000	7.30	05/01/2015	6,380,629
Grand Haven Community Development District Special Assessment Series 1997 A
3,000,000	6.30	05/01/2002	3,000,000
Grand Haven Community Development District Special Assessment Series 2002
10,000,000	6.13	11/01/2007	4,961,050

24       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Florida – (continued)
Halifax Hospital Medical Center RB Series 1999 A
$955,000	7.25%	10/01/2024	$1,003,151
Hamal Community Development District Special Assessment Series 2001
3,780,000	6.75	05/01/2031	3,760,987
Harbor Bay Community Development District Special Assessment Capital Improvement Series 2001 A
2,370,000	7.00	05/01/2033	2,386,069
Harbour Lake Estates Community Development District Special Assessment Series 2001
7,000,000	6.40	02/01/2006	7,089,530
Heritage Isles Community Development District RB for Special Assessment Series 2002
6,000,000	5.90	11/01/2006	5,982,420
Highlands County Health Facilities Authority RB for Hospital Adventist/ Sunbelt Series 2001 A (A-/ Baa1)
1,250,000	6.00	11/15/2031	1,259,275
Indigo Community Development District RB for Capital Improvement Series 1999 B
1,335,000	6.40	05/01/2006	1,333,665
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
4,010,000	7.45	05/01/2022	4,226,179
5,550,000	7.50	05/01/2032	5,863,187
Lakewood Ranch Community Development District No. 5 Special Assessment Series 2001 A
3,195,000	6.70	05/01/2031	3,192,508
Lexington Oaks Community Development District Special Assessment Series 1998 B
2,495,000	5.50	05/01/2005	2,504,531
Lexington Oaks Community Development District Special Assessment Series 2002 A
3,700,000	6.70	05/01/2033	3,727,972
Lexington Oaks Community Development District Special Assessment Series 2002 B
5,675,000	5.63	05/01/2006	5,684,988
Longleaf Community Development District Special Assessment Series 2001
1,545,000	7.25	05/01/2009	1,550,438
Maple Ridge Community Development District Escrowed to Maturity Series 2000 B (Bayerische Landesbank)
2,400,000	6.15	11/01/2004	2,596,032
Maple Ridge Community Development District Special Assessment Series 2000 A
1,615,000	7.15	05/01/2031	1,721,267
Maple Ridge Community Development District Special Assessment Unrefunded Balance Series 2000 B
600,000	6.15	11/01/2004	601,644
Marion County IDA RB for Little Sumter Utility Co. Project Series 2000 (AMT)
1,615,000	7.08	10/01/2020	1,641,566
435,000	7.15	10/01/2030	441,373
Meadow Pointe II Community Development District RB for Capital Improvement Series 2000
3,570,000	6.65	04/01/2005	3,660,607
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
3,000,000	6.85	05/01/2033	3,024,900
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,000,000	6.80	05/01/2031	4,022,240
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
495,000	6.95	05/01/2031	510,904
Mediterra South Community Development District RB for Capital Improvement Series 1999 B
480,000	6.25	05/01/2004	486,010
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,675,000	6.85	05/01/2031	1,698,651
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 (BB/ Ba3)"
3,000,000	5.50	11/15/2035	2,765,130
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB/ Ba3)
7,000,000	6.13	11/15/2011	6,478,710
Northwood Community Development District Special Assessment Series 2002
1,100,000	5.75	05/01/2005	1,094,038
Oakstead Community Development District BANS Series 2001
1,000,000	6.00	09/01/2002	1,000,700
Orlando Urban Community Development District Special Assessment Series 2001 A
7,000,000	6.95	05/01/2033	7,047,600
Orlando Urban Community Development District Special Assessment Series 2001 B
5,000,000	6.40	05/01/2010	5,027,850
Parklands West Community Development District Special Assessment Series 2001 A
3,500,000	6.90	05/01/2032	3,498,740
Parklands West Community Development District Special Assessment Series 2001 B
1,995,000	6.00	05/01/2006	1,990,092
Parkway Center Community Development District Special Assessment Series 2000 A
905,000	8.25	05/01/2031	811,749
Parkway Center Community Development District Special Assessment Series 2000 B
4,600,000	8.00	05/01/2010	3,901,720
Piney-Z Community Development District Capital Improvement Special Assessment Series 1997 B
838,000	6.50	05/01/2002	838,000
Poinciana Community Development District Special Assessment Series 2000 A
6,000,000	7.13	05/01/2031	6,208,380
Preserve at Wilderness Lake Community Development District RB for Capital Improvement Series 2002 B-1
1,585,000	5.90	11/01/2006	1,570,561

The accompanying notes are an integral part of these financial statements.       25

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Florida – (continued)
Renaissance Community Development District RB for Capital Improvement Series 2002 A
$6,400,000	7.00%	05/01/2033	$6,383,936
Renaissance Community Development District RB for Capital Improvement Series 2002 B
2,000,000	6.25	05/01/2008	1,990,060
Reunion East Community Development District Special Assessment BANS Series 2001
10,000,000	6.50	12/01/2002	10,046,300
Rivercrest Community Development District Special Assessment Series 2001
5,600,000	7.00	05/01/2032	5,728,632
Saddlebrook Community Development District Special Assessment Series 2001 A
5,120,000	6.90	05/01/2033	5,154,970
Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A
2,365,000	6.95	05/01/2031	2,419,395
St. Lucie West Services District Capital Improvement RB for Road Project Series 1999
5,165,000	5.88	05/01/2009	5,182,922
University Place Community Development District Special Assessment Series 2001 A
1,765,000	7.00	05/01/2032	1,772,678
University Place Community Development District Special Assessment Series 2001 B
1,000,000	6.10	05/01/2007	995,800
Village Community Development District No. 4 Special Assessment Series 2000
4,500,000	7.15	05/01/2018	4,752,135
Village Community Development District No. 4 Special Assessment Series 2002
2,800,000	6.88	05/01/2022	2,830,688
3,600,000	6.95	05/01/2032	3,632,328
Walnut Creek Community Development District Special Assessment Series 2000 A
4,375,000	7.30	05/01/2021	4,690,700
Walnut Creek Community Development District Special Assessment Series 2000 B
3,395,000	6.40	05/01/2005	3,436,317
Waterchase Community Development District Capital Improvement RB Series 2001 A
3,000,000	6.70	05/01/2032	2,998,980
Waterlefe Community Development District Capital Improvement RB Series 2001 A
1,000,000	6.95	05/01/2031	1,016,220

			$248,964,747

Georgia – 1.3%
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
$10,000,000	7.75%	12/01/2014	$9,824,600
Tift County IDA RB for Beverly Enterprises Project Series 2000
1,085,000	7.50	07/01/2010	1,097,857

			$10,922,457

Hawaii – 0.9%
Hawaii Airport System RB Series 2001 II-R-59 (AMT) (Aaa)¡
$2,500,000	17.24%	07/01/2015	$3,152,350
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 2000 (AMT) (BB-/ B3)
965,000	7.00	06/01/2020	844,471
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
3,955,000	7.38	08/01/2011	3,958,876

			$7,955,697

Illinois – 4.8%
Chicago O’Hare International Airport Special Facilities RB for United Air Lines Project Series 1999 A (B+/ Caa1)
$4,250,000	5.35%	09/01/2016	$2,117,435
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/ FNMA/ GNMA) (AAA/ Aaa)
8,500,000	6.25	10/01/2032	9,111,405
Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A (ACA) (A)
250,000	6.50	12/01/2006	274,270
2,000,000	6.50	12/01/2008	2,214,580
Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
6,550,000	6.50	12/01/2007	6,968,742
Illinois GO Bonds First Series 2001 (MBIA) (AAA/ Aaa)
14,860,000	5.38	04/01/2013	16,058,756
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (A3)
4,000,000	6.00	07/01/2021	3,935,880
Robbins Resources Recovery RB for Restructuring Project Series 1999 C (AMT) (LOC)
521,984	7.25	10/15/2009	276,004

			$40,957,072

Indiana – 1.1%
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
$2,500,000	6.38%	08/01/2021	$2,432,625
2,500,000	6.38	08/01/2031	2,380,575
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (B+/ Caa1)
7,470,000	6.50	11/15/2031	5,061,971

			$9,875,171

Iowa – 0.5%
Tobacco Settlement Authority RB Series 2001 B (A/ A1)
$5,000,000	5.30%	06/01/2025	$4,388,000

Kentucky – 1.5%
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
$500,000	5.70%	10/01/2010	$437,630
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 B (MBIA) (AAA/ Aaa)°
2,000,000	6.16	10/01/2022	650,480

26       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Kentucky – (continued)
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/ Aaa)§
$6,750,000	0.00/6.00%	10/01/2018	$5,830,380
Perry County Economic Development RB for The Kroger Co. Project (Baa3)
2,085,000	6.60	05/01/2002	2,085,000
Russell RB Series 2000 PA 803 (RITES)¡
3,000,000	13.38	11/15/2005	3,518,640

			$12,522,130

Louisiana – 1.2%
Louisiana Health and Educational Authority RB for Lambeth House Series 1998 A
$2,695,000	5.25%	01/01/2005	$2,686,214
Tobacco Settlement Financing Corp. RB Series 2001 PA 951(RITES)¡
7,000,000	5.50	05/15/2024	5,648,300
West Feliciana Parish PCRB for Gulf State Utilities Co. Series 1984 (BB+/ Ba1)
1,500,000	7.70	12/01/2014	1,547,520

			$9,882,034

Maryland – 0.0%
Prince Georges County RB for Dimensions Health Corp. Project Series 1994 (B3)
$560,000	5.30%	07/01/2024	$335,020

Massachusetts – 2.0%
Massachusetts GO Bonds Series 2001 II-R-101(FSA) (Aaa)¡
$2,500,000	13.47%	12/01/2014	$3,104,950
Massachusetts Health and Education Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba2)
1,000,000	5.75	10/01/2006	966,100
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
1,500,000	8.00	12/15/2004	1,510,215
3,000,000	9.00	12/15/2015	3,033,270
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.20	12/15/2031	2,021,440
Massachusetts Health and Educational Facilities Authority RB for Covenant Healthcare Systems Series 2002 (A-)
750,000	6.00	07/01/2022	733,013
Massachusetts Health and Educational Facilities Authority RB for Partners Healthcare Systems Series 2001 C (AA-/ Aa3)
3,000,000	5.75	07/01/2032	3,033,720
Massachusetts Port Authority Special Facilities RB for Delta Air Lines Inc. Project Series 2001 A (AMBAC) (AAA/ Aaa)
3,000,000	5.50	01/01/2019	3,067,440

			$17,470,148

Michigan – 1.7%
Michigan Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (AAA/ Aaa)
$4,000,000	6.13%	11/15/2023	$4,241,640
Michigan Hospital Finance Authority RB for Detroit Medical Center Obligation Series 1998 A (BBB-/ Baa3)
1,500,000	5.25	08/15/2023	1,204,965
Midland County Economic Development RB for Obligation-Midland Series 2000 B (BB+/ Ba3)
5,000,000	6.75	07/23/2009	5,205,600
Wayne Charter County Special Airport Facilities RB Northwest Airlines Inc. Series 1995
4,000,000	6.75	12/01/2015	3,714,360

			$14,366,565

Minnesota – 1.0%
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Project Series 2001 A (AMT)
$3,000,000	7.00%	04/01/2025	$2,702,520
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Series 2001 B (AMT)"
1,500,000	6.50	04/01/2005	1,474,650
St. Paul Housing and Redevelopment Hospital Authority RB for Healtheast Project Series 1993 A (BB-/ Ba2)
4,735,000	6.63	11/01/2017	3,984,124

			$8,161,294

Mississippi – 1.2%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/ Ba1)
$10,650,000	5.88%	04/01/2022	$10,206,428

Missouri – 0.8%
Kansas City IDA RB for Air Cargo Series 2002 (Baa3)
$1,295,000	6.25%	01/01/2030	$1,292,630
St. Louis Municipal Finance Corp. Leasehold RB for City Justice Center Series 2001 A (AMBAC) (Aaa)
5,000,000	5.38	02/15/2014	5,365,250

			$6,657,880

Nevada – 2.8%
Clark County School District GO Bonds Series 2001 C (FGIC) (AAA/ Aaa)
$10,000,000	5.50%	06/15/2015	$10,844,900
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,150,000	5.70	06/01/2008	1,162,362
2,000,000	6.75	06/01/2021	2,028,600
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/ Aaa)
2,500,000	5.63	01/01/2032	2,568,925

The accompanying notes are an integral part of these financial statements.       27

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Nevada – (continued)
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 2nd Tier Series 2000
$3,600,000	7.25%	01/01/2023	$3,544,992
1,000,000	7.38	01/01/2030	980,570
Washoe County Water Facility RB for Sierra Pacific Power Co. Series 2001 (AMT) (B+/ B1)"
3,250,000	5.75	05/01/2003	3,139,825

			$24,270,174

New Hampshire – 0.4%
New Hampshire Health and Education Authority Hospital RB Series 2001 (RITES)¡"
$2,500,000	14.36%	10/01/2004	$2,609,600
New Hampshire Health and Education Facilities Authority RB for Covenant Healthcare Systems Series 2002 (A-)
500,000	6.13	07/01/2031	485,135

			$3,094,735

New Jersey – 2.3%
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
$1,500,000	6.25%	11/01/2020	$1,454,655
New Jersey Economic Development Authority Retirement RB for Seabrook Village Inc. Series 2000 A
2,500,000	8.00	11/15/2015	2,672,800
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Inc. Project Series 1999 (BB-/ B3)
2,000,000	6.25	09/15/2029	1,726,520
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/ Baa3)
820,000	6.50	07/01/2021	820,435
500,000	6.63	07/01/2031	503,205
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB/ Baa2)
1,500,000	6.88	07/01/2030	1,567,005
Union County Utilities Authority RB for Ogden Martin Series 1998 A (AMBAC) (AAA/ Aaa)
6,970,000	5.50	06/01/2009	7,327,700
3,625,000	5.50	06/01/2010	3,786,095

			$19,858,415

New Mexico – 1.1%
Farmington PCRB Public Service Co. San Juan Series 1996 B (BBB-/ Baa3)
$1,500,000	6.30%	12/01/2016	$1,525,215
Farmington PCRB Southern California Edison Co. Series 1993 A (AAA/ Aaa)
5,000,000	5.88	06/01/2023	5,218,850
Farmington PCRB Tucson Electric Power Co. San Juan Series 1997 A (B+/ Ba3)
3,000,000	6.95	10/01/2020	3,100,950

			$9,845,015

New York – 3.5%
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 A
$400,000	6.25%	11/01/2021	$397,660
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 B
1,500,000	5.88	11/01/2011	1,487,100
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 C
1,000,000	5.63	11/01/2010	983,260
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D
1,000,000	5.63	11/01/2009	991,170
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BBB-/ Baa3)
150,000	5.20	11/01/2007	158,916
2,000,000	6.00	11/01/2020	2,081,280
New York City IDA Civic Facility RB for Staten Island University Hospital Project Series 2001 B (Baa3)
1,000,000	6.38	07/01/2031	988,890
New York State Dormitory Authority RB for Nyack Hospital Series 1996 (Ba3)
3,000,000	6.25	07/01/2013	2,451,510
New York State Energy Research and Development Authority RB for Brooklyn Union Gas-B-RMKT-5/13/92 Series 1989 (MBIA) (AAA/ Aaa)
7,500,000	6.75	02/01/2024	7,680,675
Port Authority New York & New Jersey Special Obligation RB VRDN for Drivers Series 1997 243 (MBIA) (AAA)¡
9,940,000	10.95	12/01/2013	12,871,902

			$30,092,363

North Carolina – 0.3%
Charlotte Special Facilities RB for Charlotte/ Douglas International Airport Series 1998 (AMT)
$1,315,000	5.60%	07/01/2027	$680,618
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
2,000,000	7.75	02/01/2028	1,115,060
North Carolina Municipal Power Agency No.1 Catawba Electric RB Series 1998 A (MBIA) (AAA/ Aaa)
1,000,000	5.50	01/01/2014	1,095,320

			$2,890,998

Ohio – 1.7%
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (BB-/ B3)
$7,910,000	5.50%	12/01/2008	$7,206,484
4,320,000	5.70	12/01/2019	3,403,685
Ohio Air Quality Development Authority RB for Ohio Edison Co. Project Series 1988 A (BBB-/ Baa2)"
250,000	4.85	02/01/2003	251,858
Ohio Water Development Authority PCRB for Cleveland Electric Series 1998 A (BBB-/ Baa2)"
3,000,000	4.40	12/01/2003	2,989,980

28       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Ohio – (continued)
Ohio Water Development Authority PCRB for Ohio Edison Co. Project Series 1999 B (BBB/ Baa2)"
$500,000	5.35%	10/01/2002	$501,935

			$14,353,942

Oklahoma – 1.9%
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (B-/ B2)
$1,700,000	4.80%	08/15/2006	$1,457,155
2,000,000	4.90	08/15/2007	1,755,400
5,320,000	5.63	08/15/2019	4,239,242
5,920,000	5.63	08/15/2029	4,410,696
Tulsa Municipal Airport Trust RB Series 2001 PA 922 (RITES)¡"
5,000,000	9.26	12/01/2004	4,595,000

			$16,457,493

Oregon – 0.3%
Portland Multifamily RB for Pacific Tower Series 2001 C (AMT)
$2,650,000	7.00%	12/01/2034	$2,653,578

Pennsylvania – 6.8%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AAA/ Aaa)
$5,000,000	5.75%	01/01/2009	$5,409,750
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B+/ B1)
15,000,000	9.25	11/15/2022	16,123,500
7,000,000	9.25	11/15/2030	7,524,300
Clarion County IDA RB for Beverly Enterprises Inc. Project Series 2001
600,000	7.25	12/01/2003	603,840
Cumberland County IDA RB for Beverly Enterprises Inc. Series 1998
835,000	5.30	10/01/2003	834,624
Cumberland County IDA RB for Beverly Enterprises Inc. Series 1998
2,000,000	5.50	10/01/2008	1,918,660
Franklin County IDA RB for Beverly Enterprises Project Series 2000
3,250,000	7.50	07/01/2011	3,259,490
Gettysburg Area IDA RB for Beverly Enterprises Project Series 2000
2,700,000	7.50	07/01/2011	2,720,628
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/ A3)
5,000,000	6.38	11/01/2041	4,989,350
Pennsylvania GO Bonds Series 2002 (AA/ Aa2)
10,000,000	5.25	02/01/2011	10,771,400
3,350,000	5.50	02/01/2013	3,673,443
Philadelphia IDA RB for US Airways Inc. Project Series 2000 (AMT)
2,650,000	7.50	05/01/2010	1,080,405

			$58,909,390

Puerto Rico – 1.5%
Childrens Trust Fund RB VRDN for Tobacco Settlement Series 2000 II-R-39 (Aa3)¡
$4,715,000	9.64%	01/01/2016	$5,105,496
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2002 E (A-/ Baa3)
4,000,000	5.70	08/01/2025	4,125,960
Puerto Rico Public Finance Corp. RB for Residual Certificates Series 2001 520 (MBIA) (Aaa)¡
3,225,000	12.26	08/01/2016	3,956,495

			$13,187,951

South Carolina – 2.2%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (BBB-)°
$15,000,000	9.59%	01/01/2033	$899,850
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (Baa3)
5,000,000	6.13	10/01/2017	4,965,450
South Carolina Jobs Economic Development Authority RB Palmetto Health Alliance Series 2000 A (BBB/ Baa2)
8,750,000	7.13	12/15/2015	9,203,775
Tobacco Settlement Management Authority RB Series 2001 B (A/ A1)
4,095,000	6.38	05/15/2030	4,129,930

			$19,199,005

Tennessee – 1.4%
Elizabethton Health and Educational Facilities Board RB VRDN Series 2001 PA 813 (RITES)¡
$6,000,000	13.64%	07/01/2033	$7,370,400
Knox County Hospital Health Educational and Housing Board Facilities RB for Baptist Health Systems of East Tennessee Series 2002 (Baa2)
1,250,000	6.38	04/15/2022	1,241,938
Shelby County Health, Educational & Housing Board Facilities RB for Methodist Healthcare Series 2002 (BBB+/ Baa1)
4,000,000	6.00	09/01/2020	3,826,680

			$12,439,018

Texas – 3.2%
Brazos River Authority PCRB for TXU Electric Co Project Series 2001 D (BBB+/ Baa2)"
$3,300,000	4.25%	11/01/2003	$3,313,761
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/ Baa2)
1,500,000	6.65	04/01/2032	1,561,365
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (Baa3)
4,200,000	7.20	01/01/2021	4,406,892
5,000,000	7.25	01/01/2031	5,228,900
Sabine River Authority PCRB for TXU Energy Co. Project Series 2001 C (BBB+/ Baa2)"
6,700,000	4.00	11/01/2003	6,754,471

The accompanying notes are an integral part of these financial statements.       29

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Texas – (continued)
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
$2,000,000	6.75%	05/15/2021	$2,044,960
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.00	06/01/2017	4,370,827

			$27,681,176

Virginia – 0.2%
Pocahontas Parkway Association Toll Road RB for Capital Appreciation 1st Tier Series 1998 SubSeries C (Ba1)°
$2,300,000	7.50%	08/15/2005	$1,833,767

Wisconsin – 0.4%
Wisconsin Health & Educational Facilities Authority RB Aurora Health Care Series 1999 B (BBB+)
$1,500,000	5.63%	02/15/2020	$1,391,130
Wisconsin Health & Educational Facilities Authority RB for Marshfield Clinic Series 2001 B (BBB+)
1,750,000	6.00	02/15/2025	1,715,595

			$3,106,725

Wyoming – 0.5%
Converse County RB for Memorial Hospital Project Series 2000
$3,605,000	9.00%	12/01/2025	$3,851,870

U. S. Virgin Islands – 0.4%
Virgin Islands Public Finance Authority RB Subordinated Lien-Fund Loan Notes Series 1998 D
$2,000,000	6.00%	10/01/2004	$2,081,640
1,100,000	6.00	10/01/2005	1,162,623

			$3,244,263

TOTAL DEBT OBLIGATIONS
(Cost $814,901,465)			$829,187,050

Short Term Investments – 4.2%

Delaware – 0.2%
Delaware Economic Development Authority RB for Delmarva Power & Light Co. Series 1994 (A-1/ VMIG1)#
$2,100,000	1.75%	05/01/2002	$2,100,000

Florida – 0.1%
Collier County Health Facilities Authority RB for Cleveland Clinic Health Systems Series 1999 (SPA) (A-1/ Aa3)#
$1,000,000	1.65%	05/01/2002	$1,000,000

Indiana – 0.2%
Indiana Health Facility Financing Authority Hospital RB for Clarian Health Obligation Series 2000 B (SPA) (A-1+/ Aa3)#
$1,930,000	1.66%	05/01/2002	$1,930,000

Kansas – 0.2%
Kansas Department of Transportation Highway RB Series 2000 B-2 (A-1+/ Aa2)#
$1,900,000	1.65%	05/01/2002	$1,900,000

New York – 0.3%
New York City Municipal Water Finance Authority RB for Water & Sewer Systems Series 2000 C (A-1+/ Aa2)#
$2,400,000	1.60%	05/01/2002	$2,400,000

North Dakota – 0.2%
Grand Forks Hospital Facilities RB for United Hospital Obligation Group Project (LOC) (Aa3)#
$1,280,000	1.66%	05/01/2002	$1,280,000

Pennsylvania – 0.4%
Delaware County Airport Facilities IDA RB for United Parcel Service Project Series 1985 (A-1+/ Aaa)#
$1,300,000	1.57%	05/01/2002	$1,300,000
Lehigh County General Purpose Authority RB for Lehigh Valley Health Series 1999 B (MBIA)(SPA) (AAA/ Aaa)#
1,875,000	1.65	05/01/2002	1,875,000

			$3,175,000

Texas – 0.2%
North Central Health Facilities Development Corp. RB for Presbyterian Medical Center Series 1985 D (MBIA)(SPA) (A-1+/ Aaa)#
$1,950,000	1.66%	05/01/2002	$1,950,000

Wisconsin – 2.4%
Wisconsin Health & Educational Facilities Authority RB for Ministry Health Care Series 1999 A (AAA/ Aaa)#
$7,730,000	1.68%	05/01/2002	$7,730,000
Wisconsin Health & Educational Facilities Authority RB for Ministry Health Care Series 1999 B (MBIA) (AAA/ Aaa)#
12,785,000	1.68	05/01/2002	12,785,000

			$20,515,000

TOTAL SHORT TERM INVESTMENTS
(Cost $36,250,000)			$36,250,000

TOTAL INVESTMENTS
(Cost $851,151,465)			$865,437,050

#	Variable security. Coupon rate disclosed is that which is in effect at October 31, 2001.

¡	Inverse variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2001.

°	Security is issued with a zero coupon. The interest rate disclosed for this security represents effective yield to maturity at date of purchase.

"	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

30       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Note
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Insurance Co.
GNMA	—	Insured by Government National Mortgage Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
PCRB	—	Pollution Control Revenue Bond
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Note

Security ratings are unaudited.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAX-FREE FUNDS

Statements of Assets and Liabilities
April 30, 2002 (Unaudited)

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund

Assets:

Investment in securities, at value (identified cost $130,122,577, $221,278,168 and $851,151,465, respectively)	$131,907,780	$230,391,778	$865,437,050
Cash	559,487	15,906	1,207,993
Receivables:
Investment securities sold	2,586,850	201,289	6,879,250
Interest	2,021,007	3,959,960	19,213,094
Fund shares sold	5,190,411	1,809,364	466,841
Reimbursement from adviser	29,937	24,129	51,067
Other assets	12,158	732	11,666

Total assets	142,307,630	236,403,158	893,266,961

Liabilities:

Payables:
Investment securities purchased	—	1,506,875	29,143,099
Income distribution	80,576	257,039	1,318,528
Fund shares repurchased	2,493,153	5,800,427	988,919
Amounts owed to affiliates	78,042	150,841	605,175
Accrued expenses and other liabilities	59,820	73,629	80,415

Total liabilities	2,711,591	7,788,811	32,136,136

Net Assets:

Paid-in capital	143,310,646	225,243,399	848,934,054
Accumulated undistributed (distributions in excess of) net investment income	(113,579)	94,121	(29,460)
Accumulated net realized loss on investment and futures transactions	(5,386,231)	(5,836,783)	(2,059,354)
Net unrealized gain on investments	1,785,203	9,113,610	14,285,585

NET ASSETS	$139,596,039	$228,614,347	$861,130,825

Net asset value, offering and redemption price per share: (a)
Class A	$10.22	$15.10	$10.46
Class B	$10.21	$15.10	$10.46
Class C	$10.22	$15.11	$10.46
Institutional	$10.21	$15.10	$10.46
Service	$10.20	$15.17	—

Shares outstanding:
Class A	5,517,781	6,502,469	39,136,459
Class B	328,506	871,761	3,496,862
Class C	1,572,161	421,510	2,262,574
Institutional	6,240,544	7,324,798	37,421,514
Service	6,036	20,620	—

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	13,665,028	15,141,158	82,317,409

(a)	Maximum public offering price per share for Class A Shares of Short Duration Tax-Free (NAV per share multiplied by 1.0204) and for Class A Shares of Municipal Income and High Yield Municipal Funds (NAV per share multiplied by 1.0471) is $10.43, $15.81 and $10.95, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-FREE FUNDS

Statements of Operations
For the Six Months Ended April 30, 2002 (Unaudited)

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund
Investment income:

Interest	$2,220,347	$5,607,030	$23,778,086

Total income	2,220,347	5,607,030	23,778,086

Expenses:

Management fees	250,144	585,648	1,974,314
Distribution and Service fees (a)	120,583	203,196	699,550
Transfer Agent fees(a)	70,764	122,533	441,366
Custodian fees	54,586	58,408	100,622
Registration fees	33,067	46,762	56,853
Professional fees	26,580	26,941	19,812
Printing fees	14,363	14,363	14,363
Trustee fees	4,566	4,566	4,566
Other	6,585	7,963	9,596

Total expenses	581,238	1,070,380	3,321,042

Less — expense reductions	(170,578)	(207,319)	(191,453)

Net Expenses	410,660	863,061	3,129,589

NET INVESTMENT INCOME	1,809,687	4,743,969	20,648,497

Realized and unrealized loss on investment transactions:

Net realized loss from:
Investment transactions	(99,725)	(219,012)	(2,057,383)
Net change in unrealized gain on:
Investments	(196,563)	(2,448,168)	(2,648,852)

Net realized and unrealized loss on investment transactions	(296,288)	(2,667,180)	(4,706,235)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,513,399	$2,076,789	$15,942,262

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Short Duration Tax-Free Fund	$61,470	$14,675	$44,438	$46,718	$2,788	$8,443	$12,804	$11
Municipal Income Fund	109,913	62,162	31,121	83,534	11,811	5,913	21,222	53
High Yield Municipal Fund	428,550	166,514	104,486	325,698	31,638	19,852	64,178	—

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAX-FREE FUNDS

Statements of Changes in Net Assets
For the Six Months Ended April 30, 2002 (Unaudited)

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund
From operations:

Net investment income	$1,809,687	$4,743,969	$20,648,497
Net realized loss from investment transactions	(99,725)	(219,012)	(2,057,383)
Net change in unrealized gain on investments and futures	(196,563)	(2,448,168)	(2,648,852)

Net increase in net assets resulting from operations	1,513,399	2,076,789	15,942,262

Distributions to shareholders:

From net investment income
Class A Shares	(715,477)	(1,956,176)	(9,624,976)
Class B Shares	(34,172)	(230,119)	(811,395)
Class C Shares	(94,973)	(115,333)	(508,925)
Institutional Shares	(1,065,635)	(2,577,323)	(9,740,286)
Service Shares	(783)	(5,841)	—
From net realized gains on investment and futures transactions
Class A Shares	—	—	(780,568)
Class B Shares	—	—	(78,729)
Class C Shares	—	—	(47,943)
Institutional Shares	—	—	(685,763)
Service Shares	—	—	—

Total distributions to shareholders	(1,911,040)	(4,884,792)	(22,278,585)

From share transactions:

Proceeds from sales of shares	113,616,845	107,299,083	322,285,688
Reinvestment of dividends and distributions	1,433,489	3,502,653	15,652,903
Cost of shares repurchased	(68,326,691)	(78,353,624)	(104,156,225)

Net increase in net assets resulting from share transactions	46,723,643	32,448,112	233,782,366

TOTAL INCREASE	46,326,002	29,640,109	227,446,043

Net assets:

Beginning of period	93,270,037	198,974,238	633,684,782

End of period	$139,596,039	$228,614,347	$861,130,825

Accumulated undistributed (distributions in excess of) net investment income	$(113,579)	$94,121	$(29,460)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-FREE FUNDS

Statements of Changes in Net Assets
For the Year Ended October 31, 2001

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund
From operations:

Net investment income	$2,446,384	$7,570,786	$24,720,289
Net realized gain on investment transactions	414,537	155,682	1,753,396
Net change in unrealized gain on investments	1,743,691	8,569,869	13,800,513

Net increase in net assets resulting from operations	4,604,612	16,296,337	40,274,198

Distributions to shareholders:

From net investment income
Class A shares	(915,164)	(3,277,033)	(12,046,601)
Class B shares	(62,616)	(359,920)	(1,034,583)
Class C shares	(48,450)	(166,165)	(743,507)
Institutional shares	(1,445,118)	(3,514,829)	(11,115,447)
Service shares	(1,680)	(378)	—
In excess of net investment income
Class A shares	(4,524)	—	(30,113)
Class B shares	(310)	—	(2,586)
Class C shares	(240)	—	(1,859)
Institutional shares	(7,144)	—	(27,786)
Service shares	(8)	—	—

Total distributions to shareholders	(2,485,254)	(7,318,325)	(25,002,482)

From share transactions:

Proceeds from sales of shares	85,209,525	124,710,969	400,701,737
Reinvestment of dividends and distributions	2,139,398	5,030,915	18,649,947
Cost of shares repurchased	(59,601,316)	(75,506,073)	(71,889,716)

Net increase in net assets resulting from share transactions	27,747,607	54,235,811	347,461,968

TOTAL INCREASE	29,866,965	63,213,823	362,733,684

Net assets:

Beginning of year	63,403,072	135,760,415	270,951,098

End of year	$93,270,037	$198,974,238	$633,684,782

Accumulated undistributed (distributions in excess of) net investment income	$(12,226)	$234,944	$7,625

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements
April 30, 2002 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Goldman Sachs Short Duration Tax-Free Fund (Short Duration Tax-Free), the Goldman Sachs Municipal Income Fund (Municipal Income) and the Goldman Sachs High Yield Municipal Fund (High Yield Municipal), collectively “the Funds” or individually a “Fund.” Short Duration Tax-Free and Municipal Income are diversified portfolios offering five classes of shares — Class A, Class B, Class C, Institutional and Service. High Yield Municipal is a non-diversified portfolio offering four classes of shares — Class A, Class B, Class C and Institutional.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost which approximates value.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued. Market premiums and original issue discounts resulting from the purchase of long-term debt securities are amortized to interest income over the life of the security with a corresponding adjustment to the cost basis of the security.

     Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
     In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the “Guide”). The Guide was effective November 1, 2001 for the Funds and requires the Funds to amortize/accrete all premiums and discounts on debt securities. The Funds currently do not amortize/accrete all such premiums and discounts. The Funds would have been required to record the cumulative effect of this change. The cumulative effect would have impacted net investment income and realized and unrealized gains and losses but would not have impacted net assets or net asset value per share. Based on securities held as of April 30, 2002, the cumulative effect and the effect for the current six-month period was immaterial for all Funds.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

GOLDMAN SACHS TAX-FREE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

     The Short Duration Tax-Free and Municipal Income Funds, at their most recent tax year-ends of October 31, 2001, had approximately the following amount of capital loss carry forwards for U.S. federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

Fund	Amount	Years of Expiration

Short Duration Tax-Free	$5,287,000	2002-2008

Municipal Income	5,618,000	2007-2008

     At April 30, 2002 the Funds’ aggregate unrealized gains and losses based on cost for federal income tax purposes was as follows:

				Net
		Gross	Gross	Unrealized
Fund	Tax Cost	Unrealized Gain	Unrealized Loss	Gain

Short Duration Tax-Free	$130,122,577	$1,856,468	$71,265	$1,785,203

Municipal Income	221,278,168	10,040,442	926,832	9,113,610

High Yield Municipal	851,151,465	23,228,416	8,942,831	14,285,585

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service plans. Shareholders of Service Shares bear all expenses and fees paid to service organizations. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees.

E. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

3. AGREEMENTS

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as each Fund’s investment adviser pursuant to Investment Management Agreements (the “Agreements”). Under the Agreements, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreements and the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly at an annual rate equal to 0.40%, 0.55% and 0.55% of the average daily net assets of Short Duration Tax-Free, Municipal Income and High Yield Municipal, respectively. GSAM has voluntarily agreed to waive a portion of its Management fee equal annually to 0.05% of the average daily net assets of Short Duration Tax-Free and Municipal Income. GSAM may discontinue or modify these waivers in the future at its discretion.
     GSAM has voluntarily agreed to limit “Other Expenses” (excluding Management, Distribution and Service fees, Transfer Agent fees and expenses and Service Share fees, taxes, interest, brokerage, litigation, indemnification costs and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.00% of the average daily net assets of each Fund.

 GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements (continued)

April 30, 2002 (Unaudited)

3. AGREEMENTS (continued)

     For the six months ended April 30, 2002, the Funds’ adviser has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

	Waivers

		Class B
		Distribution
		and	Expense		Total Expense
Fund	Management	Services	Reimbursement	Custody Credit	Reductions

Short Duration Tax-Free	$31	$2	$134	$4	$171

Municipal Income	53	—	152	2	207

High Yield Municipal	—	—	186	5	191

     Goldman Sachs serves as the Distributor of shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Funds that it retained approximately $47,000, $105,000 and $524,000 during the six months ended April 30, 2002 for Short Duration Tax-Free, Municipal Income and High Yield Municipal, respectively.

     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee from each Fund for distribution and shareholder maintenance services equal, on an annual basis, to 0.25%, 1.00% and 1.00% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.15% of the average daily net assets attributable to the Class B Shares of Short Duration Tax-Free. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.
     Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on a annualized basis) of the average daily net asset value of the Service Shares.
     At April 30, 2002, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Short Duration Tax-Free	$40	$25	$13	$78

Municipal Income	93	36	22	151

High Yield Municipal	388	132	85	605

GOLDMAN SACHS TAX-FREE FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS

Cost of purchases and proceeds of sales and maturities of long-term securities for the six months ended April 30, 2002, were as follows:

Fund	Purchases	Sales and Maturities

Short Duration Tax-Free	$74,898,182	$23,808,829

Municipal Income	65,469,160	29,131,232

High Yield Municipal	391,320,494	160,713,809

Futures Contracts — The Funds may enter into futures transactions in order to hedge against changes in interest rates, securities prices or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counter party risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. At April 30, 2002, the Funds had no open futures contracts.

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the period ended April 30, 2002, the Funds did not have any borrowings under this facility.

 GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements (continued)

April 30, 2002 (Unaudited)

6. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended April 30, 2002, is as follows:

	Short Duration Tax-Free Fund		Municipal Income Fund		High Yield Municipal Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,749,211	$38,215,204	3,543,057	$53,398,498	12,717,487	$132,647,306
Reinvestment of dividends and distributions	48,721	496,622	101,135	1,523,384	750,410	7,808,999
Shares repurchased	(2,070,271)	(21,102,635)	(2,412,484)	(36,440,711)	(3,054,443)	(31,820,614)

	1,727,661	17,609,191	1,231,708	18,481,171	10,413,454	108,635,691

Class B Shares
Shares sold	151,362	1,543,014	165,373	2,493,594	592,801	6,201,581
Reinvestment of dividends and distributions	2,278	23,205	8,539	128,633	35,711	372,104
Shares repurchased	(57,494)	(586,265)	(79,057)	(1,194,313)	(196,653)	(2,052,955)

	96,146	979,954	94,855	1,427,914	431,859	4,520,730

Class C Shares
Shares sold	1,819,241	18,564,591	166,140	2,507,562	441,696	4,628,361
Reinvestment of dividends and distributions	3,194	32,557	4,637	69,885	25,266	262,832
Shares repurchased	(624,771)	(6,370,030)	(95,076)	(1,431,896)	(130,340)	(1,363,378)

	1,197,664	12,227,118	75,701	1,145,551	336,622	3,527,815

Institutional Shares
Shares sold	5,406,106	55,274,036	3,217,212	48,613,110	17,128,135	178,808,440
Reinvestment of dividends and distributions	86,397	880,328	118,216	1,780,202	692,393	7,208,968
Shares repurchased	(3,944,335)	(40,267,761)	(2,602,730)	(39,247,146)	(6,628,066)	(68,919,278)

	1,548,168	15,886,603	732,698	11,146,166	11,192,462	117,098,130

Service Shares
Shares sold	1,976	20,000	18,835	286,319	—	—
Reinvestment of dividends and distributions	77	777	36	549	—	—
Shares repurchased	—	—	(2,602)	(39,558)	—	—

	2,053	20,777	16,269	247,310	—	—

NET INCREASE	4,571,692	$46,723,643	2,151,231	$32,448,112	22,374,397	$233,782,366

GOLDMAN SACHS TAX-FREE FUNDS

6. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended October 31, 2001 is as follows:

	Short Duration Tax-Free Fund		Municipal Income Fund		High Yield Municipal Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,653,783	$47,259,208	2,972,961	$44,600,938	19,312,815	$200,957,305
Reinvestment of dividends and distributions	78,963	800,307	163,142	2,442,504	922,921	9,642,330
Shares repurchased	(2,898,765)	(29,402,766)	(2,512,575)	(37,905,956)	(3,467,262)	(36,352,654)

	1,833,981	18,656,749	623,528	9,137,486	16,768,474	174,246,981

Class B Shares
Shares sold	135,472	1,370,773	299,703	4,489,222	2,143,252	22,303,993
Reinvestment of dividends and distributions	4,906	49,624	13,690	205,003	37,089	387,520
Shares repurchased	(111,916)	(1,124,179)	(142,275)	(2,129,441)	(101,288)	(1,060,256)

	28,462	296,218	171,118	2,564,784	2,079,053	21,631,257

Class C Shares
Shares sold	477,390	4,861,280	156,553	2,337,485	1,258,495	13,132,294
Reinvestment of dividends and distributions	3,129	31,630	6,299	94,377	32,665	341,059
Shares repurchased	(265,065)	(2,683,286)	(44,141)	(665,069)	(368,594)	(3,844,687)

	215,454	2,209,624	118,711	1,766,793	922,566	9,628,666

Institutional Shares
Shares sold	3,124,942	31,718,264	4,868,072	73,218,324	15,695,973	164,308,145
Reinvestment of dividends and distributions	124,259	1,256,150	152,608	2,288,955	792,120	8,279,038
Shares repurchased	(2,613,300)	(26,384,609)	(2,320,796)	(34,805,607)	(2,928,876)	(30,632,119)

	635,901	6,589,805	2,699,884	40,701,672	13,559,217	141,955,064

Service Shares
Shares sold	—	—	4,229	65,000	—	—
Reinvestment of dividends and distributions	167	1,687	5	76	—	—
Shares repurchased	(635)	(6,476)	—	—	—	—

	(468)	(4,789)	4,234	65,076	—	—

NET INCREASE	2,713,330	$27,747,607	3,617,475	$54,235,811	33,329,310	$347,461,968

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value,	Net		Net realized	Total from	From net	of net
	beginning	investment		and unrealized	investment	investment	investment	Total
	of period	income		gain (loss)	operations	income	income	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2002 - Class A Shares	$10.26	$0.14	(c)	$(0.03)	$0.11	$(0.15)	$—	$(0.15)
2002 - Class B Shares	10.25	0.11	(c)	(0.03)	0.08	(0.12)	—	(0.12)
2002 - Class C Shares	10.26	0.10	(c)	(0.03)	0.07	(0.11)	—	(0.11)
2002 - Institutional Shares	10.25	0.16	(c)	(0.03)	0.13	(0.17)	—	(0.17)
2002 - Service Shares	10.24	0.14	(c)	(0.04)	0.10	(0.14)	—	(0.14)
FOR THE YEARS ENDED OCTOBER 31,

2001 - Class A Shares	9.94	0.38	(c)	0.33	0.71	(0.39)	—	(0.39)
2001 - Class B Shares	9.94	0.32	(c)	0.32	0.64	(0.33)	—	(0.33)
2001 - Class C Shares	9.94	0.29	(c)	0.34	0.63	(0.31)	—	(0.31)
2001 - Institutional Shares	9.94	0.42	(c)	0.32	0.74	(0.43)	—	(0.43)
2001 - Service Shares	9.92	0.38	(c)	0.32	0.70	(0.38)	—	(0.38)

2000 - Class A Shares	9.93	0.39	(c)	(0.01)	0.38	(0.37)	—	(0.37)
2000 - Class B Shares	9.93	0.33	(c)	(0.01)	0.32	(0.31)	—	(0.31)
2000 - Class C Shares	9.93	0.32	(c)	(0.01)	0.31	(0.30)	—	(0.30)
2000 - Institutional Shares	9.93	0.43	(c)	(0.01)	0.42	(0.41)	—	(0.41)
2000 - Service Shares	9.92	0.38	(c)	(0.02)	0.36	(0.36)	—	(0.36)

1999 - Class A Shares	10.19	0.34		(0.24)	0.10	(0.34)	(0.02)	(0.36)
1999 - Class B Shares	10.18	0.28		(0.23)	0.05	(0.28)	(0.02)	(0.30)
1999 - Class C Shares	10.18	0.26		(0.22)	0.04	(0.26)	(0.03)	(0.29)
1999 - Institutional Shares	10.18	0.38		(0.23)	0.15	(0.39)	(0.01)	(0.40)
1999 - Administration Shares(d)	10.18	0.26	(c)	(0.12)	0.14	(0.27)	—	(0.27)
1999 - Service Shares	10.18	0.33	(c)	(0.24)	0.09	(0.33)	(0.02)	(0.35)

1998 - Class A Shares	10.08	0.36	(c)	0.13	0.49	(0.38)	—	(0.38)
1998 - Class B Shares	10.08	0.30	(c)	0.12	0.42	(0.32)	—	(0.32)
1998 - Class C Shares	10.07	0.28	(c)	0.14	0.42	(0.31)	—	(0.31)
1998 - Institutional Shares	10.07	0.39	(c)	0.13	0.52	(0.41)	—	(0.41)
1998 - Administration Shares	10.07	0.36	(c)	0.13	0.49	(0.38)	—	(0.38)
1998 - Service Shares	10.07	0.34	(c)	0.13	0.47	(0.36)	—	(0.36)

1997 - Class A Shares (commenced May 1)	9.94	0.20	(c)	0.14	0.34	(0.20)	—	(0.20)
1997 - Class B Shares (commenced May 1)	9.94	0.16	(c)	0.14	0.30	(0.16)	—	(0.16)
1997 - Class C Shares (commenced August 15)	10.04	0.07	(c)	0.03	0.10	(0.07)	—	(0.07)
1997 - Institutional Shares	9.96	0.42	(c)	0.11	0.53	(0.42)	—	(0.42)
1997 - Administration Shares	9.96	0.39	(c)	0.11	0.50	(0.39)	—	(0.39)
1997 - Service Shares	9.97	0.37	(c)	0.10	0.47	(0.37)	—	(0.37)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

42     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$10.22	1.07%	$56,384	0.79	% (b)	2.75	% (b)	1.06	% (b)	2.48	% (b)	20%
10.21	0.77	3,354	1.39	(b)	2.16	(b)	1.81	(b)	1.74	(b)	20
10.22	0.70	16,063	1.54	(b)	1.97	(b)	1.81	(b)	1.70	(b)	20
10.21	1.27	63,734	0.39	(b)	3.17	(b)	0.66	(b)	2.90	(b)	20
10.20	1.03	61	0.89	(b)	2.68	(b)	1.16	(b)	2.41	(b)	20

10.26	7.27	38,891	0.79		3.73		1.25		3.27		69
10.25	6.53	2,382	1.39		3.22		2.00		2.61		69
10.26	6.48	3,842	1.54		2.94		2.00		2.48		69
10.25	7.60	48,114	0.39		4.19		0.85		3.73		69
10.24	7.18	41	0.89		3.75		1.35		3.29		69

9.94	3.93	19,451	0.79		3.95		1.19		3.55		66
9.94	3.31	2,026	1.39		3.36		1.94		2.81		66
9.94	3.15	1,581	1.54		3.19		1.94		2.79		66
9.94	4.34	40,301	0.39		4.36		0.79		3.96		66
9.92	3.72	44	0.89		3.86		1.29		3.46		66

9.93	1.00	22,903	0.79		3.37		1.06		3.10		147
9.93	0.49	2,000	1.39		2.80		1.81		2.38		147
9.93	0.34	2,070	1.54		2.62		1.81		2.35		147
9.93	1.50	77,522	0.39		3.79		0.66		3.52		147
10.05 (d)	1.37	—	0.64	(b)	3.56	(b)	0.91	(b)	3.29	(b)	147
9.92	0.89	173	0.89		3.23		1.16		2.96		147

10.19	4.97	19,881	0.71		3.54		1.74		2.51		141
10.18	4.25	974	1.31		3.06		2.27		2.10		141
10.18	4.19	2,256	1.46		2.82		2.27		2.01		141
10.18	5.25	57,647	0.45		3.92		1.26		3.11		141
10.18	4.99	525	0.70		3.58		1.51		2.77		141
10.18	4.73	2,560	0.95		3.44		1.76		2.63		141

10.08	3.39	4,023	0.70	(b)	3.81	(b)	1.73	(b)	2.78	(b)	195
10.08	3.07	106	1.30	(b)	3.31	(b)	2.23	(b)	2.38	(b)	195
10.07	0.97	2	1.45	(b)	2.60	(b)	2.23	(b)	1.82	(b)	195
10.07	5.40	28,821	0.45		4.18		1.23		3.40		195
10.07	5.14	77	0.70		3.91		1.48		3.13		195
10.07	4.77	2,051	0.95		3.66		1.73		2.88		195

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value,	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gain	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2002 - Class A Shares	$15.32	$0.32	(c)	$(0.21)	$0.11	$(0.33)	$—	$—	$(0.33)
2002 - Class B Shares	15.32	0.27	(c)	(0.21)	0.06	(0.28)	—	—	(0.28)
2002 - Class C Shares	15.33	0.27	(c)	(0.21)	0.06	(0.28)	—	—	(0.28)
2002 - Institutional Shares	15.32	0.35	(c)	(0.21)	0.14	(0.36)	—	—	(0.36)
2002 - Service Shares	15.39	0.32	(c)	(0.21)	0.11	(0.33)	—	—	(0.33)
FOR THE YEARS ENDED OCTOBER 31,

2001 - Class A Shares	14.48	0.67	(c)	0.82	1.49	(0.65)	—	—	(0.65)
2001 - Class B Shares	14.49	0.56	(c)	0.81	1.37	(0.54)	—	—	(0.54)
2001 - Class C Shares	14.50	0.56	(c)	0.81	1.37	(0.54)	—	—	(0.54)
2001 - Institutional Shares	14.48	0.73	(c)	0.82	1.55	(0.71)	—	—	(0.71)
2001 - Service Shares	14.53	0.61	(c)	0.88	1.49	(0.63)	—	—	(0.63)

2000 - Class A Shares	14.07	0.67	(c)	0.41	1.08	(0.67)	—	—	(0.67)
2000 - Class B Shares	14.08	0.57	(c)	0.40	0.97	(0.56)	—	—	(0.56)
2000 - Class C Shares	14.08	0.57	(c)	0.41	0.98	(0.56)	—	—	(0.56)
2000 - Institutional Shares	14.07	0.72	(c)	0.42	1.14	(0.73)	—	—	(0.73)
2000 - Service Shares	14.09	0.68	(c)	0.42	1.10	(0.66)	—	—	(0.66)

1999 - Class A Shares	15.47	0.63		(1.29)	(0.66)	(0.65)	—	(0.09)	(0.74)
1999 - Class B Shares	15.47	0.51		(1.28)	(0.77)	(0.52)	(0.01)	(0.09)	(0.62)
1999 - Class C Shares	15.47	0.51		(1.28)	(0.77)	(0.51)	(0.02)	(0.09)	(0.62)
1999 - Institutional Shares	15.47	0.70		(1.30)	(0.60)	(0.70)	(0.01)	(0.09)	(0.80)
1999 - Service Shares	15.48	0.65		(1.32)	(0.67)	(0.63)	—	(0.09)	(0.72)

1998 - Class A Shares	14.99	0.65		0.50	1.15	(0.64)	—	(0.03)	(0.67)
1998 - Class B Shares	15.00	0.53		0.49	1.02	(0.52)	—	(0.03)	(0.55)
1998 - Class C Shares	14.99	0.53		0.50	1.03	(0.52)	—	(0.03)	(0.55)
1998 - Institutional Shares	15.00	0.68		0.50	1.18	(0.68)	—	(0.03)	(0.71)
1998 - Service Shares	14.99	0.64		0.49	1.13	(0.61)	—	(0.03)	(0.64)

1997 - Class A Shares	14.37	0.67		0.62	1.29	(0.67)	—	—	(0.67)
1997 - Class B Shares	14.37	0.56		0.63	1.19	(0.56)	—	—	(0.56)
1997 - Class C Shares (commenced August 15)	14.85	0.12		0.14	0.26	(0.12)	—	—	(0.12)
1997 - Institutional Shares (commenced August 15)	14.84	0.15		0.16	0.31	(0.15)	—	—	(0.15)
1997 - Service Shares (commenced August 15)	14.84	0.14		0.15	0.29	(0.14)	—	—	(0.14)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

44     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of net				Ratio of net
		Net assets	Ratio of		investment		Ratio of		investment
Net asset		at end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$15.10	0.76%	$98,181	0.94	%(b)	4.31	%(b)	1.13	% (b)	4.12	%(b)	14%
15.10	0.39	13,164	1.69	(b)	3.57	(b)	1.88	(b)	3.38	(b)	14
15.11	0.39	6,368	1.69	(b)	3.57	(b)	1.88	(b)	3.38	(b)	14
15.10	0.96	110,588	0.54	(b)	4.73	(b)	0.73	(b)	4.54	(b)	14
15.17	0.71	313	1.04	(b)	4.27	(b)	1.23	(b)	4.08	(b)	14

15.32	10.48	80,735	0.94		4.47		1.18		4.23		22
15.32	9.57	11,902	1.69		3.72		1.93		3.48		22
15.33	9.64	5,300	1.69		3.72		1.93		3.48		22
15.32	10.91	100,970	0.54		4.86		0.78		4.62		22
15.39	10.48	67	1.04		4.30		1.28		4.06		22

14.48	7.87	67,315	0.94		4.74		1.28		4.40		67
14.49	7.07	8,776	1.69		3.99		2.03		3.65		67
14.50	7.07	3,292	1.69		3.99		2.03		3.65		67
14.48	8.30	56,376	0.54		5.10		0.88		4.76		67
14.53	7.98	1	1.04		4.82		1.38		4.48		67

14.07	(4.46)	90,443	0.94		4.15		1.14		3.95		70
14.08	(5.10)	9,334	1.69		3.40		1.89		3.20		70
14.08	(5.10)	4,379	1.69		3.40		1.89		3.20		70
14.07	(4.07)	16,197	0.54		4.58		0.74		4.38		70
14.09	(4.49)	2	1.04		4.35		1.24		4.15		70

15.47	7.79	91,158	0.87		4.25		1.64		3.48		57
15.47	6.91	6,722	1.62		3.44		2.16		2.90		57
15.47	6.98	2,862	1.62		3.38		2.16		2.84		57
15.47	8.00	6,154	0.58		4.41		1.12		3.87		57
15.48	7.68	2	1.08		4.21		1.62		3.67		57

14.99	9.23	64,553	0.85		4.60		1.62		3.83		153
15.00	8.48	1,750	1.60		3.74		2.12		3.22		153
14.99	1.75	130	1.60	(b)	3.24	(b)	2.12	(b)	2.72	(b)	153
15.00	2.10	351	0.60	(b)	4.41	(b)	1.12	(b)	3.89	(b)	153
14.99	1.93	2	1.10	(b)	4.24	(b)	1.62	(b)	3.72	(b)	153

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions to
		investment operations			shareholders

	Net asset
	value, at	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
	of period	income(c)	gain (loss)	operations	income	gains	distributions
FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2002 - Class A Shares	$10.57	$0.29	$(0.05)	$0.24	$(0.32)	$(0.03)	$(0.35)
2002 - Class B Shares	10.57	0.25	(0.05)	0.20	(0.28)	(0.03)	(0.31)
2002 - Class C Shares	10.57	0.25	(0.05)	0.20	(0.28)	(0.03)	(0.31)
2002 - Institutional Shares	10.57	0.31	(0.05)	0.26	(0.34)	(0.03)	(0.37)
FOR THE YEAR ENDED OCTOBER 31,

2001 - Class A Shares	10.18	0.59	0.41	1.00	(0.61)	—	—
2001 - Class B Shares	10.18	0.51	0.41	0.92	(0.53)	—	—
2001 - Class C Shares	10.18	0.52	0.40	0.92	(0.53)	—	—
2001 - Institutional Shares	10.18	0.64	0.40	1.04	(0.65)	—	—
FOR THE PERIOD ENDED OCTOBER 31,

2000 - Class A Shares (commenced April 3)	10.00	0.33	0.17	0.50	(0.32)	—	—
2000 - Class B Shares (commenced April 3)	10.00	0.29	0.17	0.46	(0.28)	—	—
2000 - Class C Shares (commenced April 3)	10.00	0.29	0.17	0.46	(0.28)	—	—
2000 - Institutional Shares (commenced April 3)	10.00	0.36	0.16	0.52	(0.34)	—	—

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

46     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

					Ratios assuming no
					expense reductions

			Ratio of	Ratio of		Ratio of
		Net assets	net	net investment	Ratio of	net investment
Net asset		at end of	expenses	income	expenses	income	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(a)	(in 000s)	net assets(b)	net assets(b)	net assets(b)	net assets(b)	rate

$10.46	2.01%	$409,348	0.99%	5.62%	1.04%	5.57%	23%
10.46	1.63	36,579	1.74	4.88	1.79	4.83	23
10.46	1.63	23,666	1.74	4.88	1.79	4.83	23
10.46	2.21	391,538	0.59	6.04	0.64	5.99	23

10.57	10.05	303,622	0.99	5.68	1.08	5.59	61
10.57	9.23	32,403	1.74	4.91	1.83	4.82	61
10.57	9.23	20,359	1.74	4.94	1.83	4.85	61
10.57	10.48	277,301	0.59	6.09	0.68	6.00	61

10.18	5.06	121,702	0.99	5.71	1.27	5.43	52
10.18	4.60	10,039	1.74	4.99	2.02	4.71	52
10.18	4.60	10,213	1.74	4.95	2.02	4.67	52
10.18	5.30	128,997	0.59	6.14	0.87	5.86	52

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and more than $320 billion in assets under management — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 40 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

GLOBAL SECTOR
INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY

Global Sector Funds
- Consumer Growth Fund
- Financial Services Fund
- Health Sciences Fund
- Infrastructure and Resources Fund
- Technology Fund

International Equity Funds
- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE[SM] International Equity Fund

Domestic Equity Funds
- Small Cap Value Fund
- CORE[SM] Small Cap Equity Fund
- Mid Cap Value Fund
- Growth Opportunities Fund
- Research Select Fund[SM]
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE[SM] Large Cap Growth Fund
- CORE[SM] Large Cap Value Fund
- CORE[SM] U.S. Equity Fund
- CORE[SM] Tax-Managed Equity Fund

Specialty Funds
- Internet Tollkeeper Fund[SM]
- Real Estate Securities Fund

Asset Allocation Funds
- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Adjustable Rate Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Goldman Sachs Research Select FundSM, Internet Tollkeeper FundSMand CORESMare service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES	OFFICERS

Ashok N. Bakhru, Chairman	Gary Black, President

David B. Ford	James A. Fitzpatrick, Vice President

Patrick T. Harker	James A. McNamara, Vice President

Mary Patterson McPherson	John M. Perlowski, Treasurer

Alan A. Shuch	Howard B. Surloff, Secretary

Wilma J. Smelcer

Richard P. Strubel

Kaysie P. Uniacke

GOLDMAN, SACHS & CO	GOLDMAN SACHS ASSET MANAGEMENT

Distributor and Transfer Agent	Investment Adviser

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co. is the distributor of the Funds.

Under normal conditions, the Short Duration Tax-Free Fund will invest at least 80% of its net assets in tax-exempt securities. Although it does not expect to do so, the Fund may invest up to 20% of its net assets in private activity bonds that may subject certain investors to the federal alternative minimum tax. Investment income may be subject to state income taxes.

The Municipal Income Fund may include securities whose income may be subject to the federal alternative minimum tax and state income taxes.

Income from the Fund may be subject to state and local income taxes and the alternative minimum tax. Also, market discount over a de minimus threshold is subject to federal taxes. High yield, lower rated securities involve greater price volatility and present greater risks than higher rated fixed income securities. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

Copyright 2002 Goldman, Sachs & Co. All rights reserved. Date of first use: June 29, 2002/02-1058	FI/TFSAR/7.4K/6-02